                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES

Investment Company Act file number  811-10325

                            MARKET VECTORS ETF TRUST
               (Exact name of registrant as specified in charter)

                     335 Madison Avenue, New York, NY 10017
               (Address of principal executive offices) (Zip code)

                         Van Eck Associates Corporation
                     335 MADISON AVENUE, NEW YORK, NY 10017
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 293-2000

Date of fiscal year end:  DECEMBER 31

Date of reporting period: JUNE 30, 2011

Item 1. Report to Shareholders

MARKET VECTORS® ETFs

48
Cd
112.4
80

Van Eck® Global
SINCE 1955

SEMI-ANNUAL REPORT

J U N E  3 0,  2 0 1 1

(unaudited)

MARKET VECTORS
HARD ASSETS ETFs

MOO

KOL

GEX

Agribusiness
ETF

Coal
ETF

Global
Alternative
Energy ETF

GDX

GDXJ

NLR

Gold
Miners
ETF

Junior Gold
Miners ETF

Uranium+
Nuclear
Energy ETF

Rare Earth/
Strategic Metals
ETF

REMX

HAP

KWT

SLX

RVE
Hard Assets
Producers
ETF

Solar
Energy
ETF

Steel
ETF

MARKET VECTORS HARD ASSETS ETFs

Dear Shareholder:

This semi-annual report for the hard assets equity funds of the Market Vectors ETF Trust (the “Trust”) covers a period of high volatility for hard asset commodities overall and their corresponding equity sectors. Commodities prices, especially in the energy sector, benefited from strong global demand and supply disruptions in the Middle East and North Africa during the first quarter of 2011, but the gains were partially offset by reduced demand and heightened risk aversion in the second quarter of 2011 after economic data proved weaker than expected. For the semi-annual period overall, commodities were led by the energy and precious metals sectors, each supported in part by underlying weakness in the U.S. dollar. Crude oil prices topped $110 per barrel for the first time since 2008 in April 2011, ending the semi-annual period still above $95 per barrel. Gold bullion prices trended to an all-time high of $1,577 per ounce in early May 2011 before consolidating to end the semi-annual period at just over $1,500 per ounce. That said, shares of many commodity-related companies lagged the underlying commodities, as investors seemed to focus less on fundamentals and favorable supply/demand conditions and more on the uncertain impact of geopolitical unrest, man-made and natural disasters, rising input costs and what many considered to be a soft patch in the global economic rebound.

As conditions shifted markedly within the financial markets during the six months ended June 30, 2011, Van Eck Global continued to enhance the array of exchange-traded funds we offer our shareholders. During the semi-annual period, three new equity investment opportunities in the Market Vectors ETF family commenced operations—Colombia ETF, Germany Small-Cap ETF and Russia Small-Cap ETF. Investors also added significantly to the Market Vectors Emerging Markets Local Currency Bond ETF (EMLC) as a diversification to fixed income portfolios.

While absolute returns of several of the hard assets equity funds of the Trust were disappointing during the semi-annual period, each of the Market Vectors ETF Trust equity funds met its objective of tracking, as closely as possible, before fees and expenses, the price and yield performance of its benchmark index.

Since the first ETF within the Market Vectors ETF Trust was introduced in May 2006, total assets under management in the 26 equity funds of the Trust grew to more than $21.7 billion as of June 30, 2011. Even during a challenging period such as the six months ended June 30, 2011, total assets under management in the 26 equity funds of the Trust grew by more than 14%. Clearly, our shareholders recognize that the market continues to be filled with new investment opportunity, even as economic indicators remain mixed. We believe such demand also serves as testament to our shareholders’ confidence in the potential diversification benefits ETFs can provide to an investment portfolio over the long term.

The continued enthusiasm for ETFs in general, and for Market Vectors ETFs in particular, further demonstrates the persistent interest in these types of investment vehicles on the part of individual investors and financial professionals alike. These products have enabled investors of all types to find new and exciting sector allocation solutions as well as innovative ways to trade, hedge or invest in specialized segments of the market that have remained largely untapped to date.

On the following pages, you will find a brief review of each of the Trust’s hard assets equity funds as well as their performance for the six-month period ended June 30, 2011. You will, of course, also find the financial statements and portfolio information for each.

MARKET VECTORS HARD ASSETS ETFs

We value your ongoing confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck
Trustee and President
Market Vectors ETF Trust

July 20, 2011

Represents the opinions of the investment adviser. Past performance is no guarantee of future results. Not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue.

MARKET VECTORS AGRIBUSINESS ETF

Market Vectors Agribusiness ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the DAXglobal® Agribusiness Index1 (DXAG). As of June 30, 2011, DXAG represented 45 publicly traded companies.

Fund Review

For the six months ended June 30, 2011 (the “period”), the Fund gained 0.28%, while DXAG advanced 0.86%.2

While many commodity indices are significantly underweighted to agriculture-related commodities, the Fund offers investors a pure play means to gain access to a diversified group of agribusiness industries and companies worldwide. Broadly speaking, increasing global demand for agricultural-related products and declining arable land for agricultural production make agribusiness an attractive investment opportunity.

During the period, agriculture-related stocks overall experienced great volatility but managed to eke out modestly positive returns due primarily to the fundamentals of supply and demand. Demand for food, grains and biofuel inputs, especially from developing nations such as China, was greater than relatively stable supply. With the exception of wheat, prices for several agricultural commodities increased. An index measuring wholesale prices of agricultural products, reported Bloomberg, was up 9% in the week ended May 28, 2011 from a year earlier. The jump in global food prices put 44 million more people into poverty since June 2010, according to a World Bank estimate. However, at the same time, profits for many agribusinesses rose. The Food and Agriculture Organization of the United Nations stated that food prices were at an all-time high during the period. With an increasing population and growing middle class in the emerging markets, demand for basic foods increases and, as such, producing more food has become an increasingly big business. On the other hand, weighing on the sector’s stocks, especially toward the end of the period, were investor worries over a slowing global economy. Reports from the U.S. Department of Agriculture, providing evidence that farmers planted far more corn than expected while U.S. inventories as of June fell from a year ago but were sharply higher than analysts anticipated, were also of some concern. That said, crop prices remained elevated relative to historical averages.

The Fund is subject to various risks including those associated with making investments in companies engaged in the agriculture business such as economic forces, energy and financial markets, government policies and regulations, and environmental laws and regulations. The Fund may loan its securities, which may subject it to additional credit and counterparty risk.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The DAXglobal® Agribusiness Index (DXAG), a trademark of Deutsche Börse AG, is licensed for use by Van Eck Associates Corporation. Deutsche Börse AG neither sponsors nor endorses the Fund and makes no warranty or representation as to the accuracy and/or completeness of DXAG or results to be obtained by any person using DXAG in connection with trading the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. You cannot invest directly in an Index.

[1]

DAXglobal® Agribusiness Index (DXAG), calculated by Deutsche Börse AG, is a modified market capitalization-weighted index comprised of publicly traded companies engaged in the agriculture business that are traded on leading global exchanges.

[2]

The Fund is passively managed and may not hold each DXAG component in the same weighting as the DXAG and is subject to certain expenses that DXAG is not. The Fund thus may not exactly replicate the performance of DXAG.

MARKET VECTORS AGRIBUSINESS ETF

Geographical Weightings*
(unaudited)

Sector Weightings**
(unaudited)

Top Ten Fund Holdings*
(unaudited)

Potash Corp. of Saskatchewan Inc.	8.1%
Monsanto Co.	7.7%
Deere & Co.	7.0%
Syngenta AG	6.4%
Wilmar International Ltd.	6.1%
Archer-Daniels-Midland Co.	5.0%
Brasil Foods S.A.	4.5%
Mosaic Co.	4.4%
Agrium Inc.	4.1%
Yara International	4.1%

As of June 30, 2011. Portfolio is subject to change.
*	Percentage of net assets.
**	Percentage of investments.

PERFORMANCE COMPARISON
June 30, 2011 (unaudited)

Total Return	Share Price[1]	NAV	DXAG

Year to Date	0.47%	0.28%	0.86%
One Year	49.38%	47.67%	47.79%
Life* (annualized)	8.13%	8.00%	8.62%
Life* (cumulative)	34.95%	34.33%	37.29%

*since 8/31/07

Gross Expense Ratio 0.53% / Net Expense Ratio 0.53%

The Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.56% of average daily net assets per year until at least May 1, 2012. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

[1]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (8/31/07) to the first day of secondary market trading in shares of the Fund (9/5/07), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

DAXglobal® Agribusiness Index (DXAG) is a modified market capitalization-weighted index designed to track the movements of securities of companies engaged in the agriculture business that are traded on leading global exchanges.

MARKET VECTORS COAL ETF

Market Vectors Coal ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Stowe Coal IndexSM (TCOAL)1. As of June 30, 2011, TCOAL represented 37 publicly traded companies.

Fund Review

For the six months ended June 30, 2011 (the “period”), the Fund increased 0.64%, while TCOAL rose 0.72%.2

During the period, coal company equities overall produced modest but positive returns. On the downside, the industry was impacted during the period by Environmental Protection Agency regulations, compliance of which drove some companies to close down coal plants. Fiscal tightening in China and concerns regarding both U.S. and global economic growth also served as headwinds to the sector during the period.

On the upside, however, the industry benefited from heightened merger and acquisition activity, supply constraints caused by floods in Australia, more favorable sentiment following Japan’s nuclear crisis, emerging market demand and analyst upgrades on the sector. In June 2011, Arch Coal completed its acquisition of International Coal Group, and Alpha Natural Resources completed its acquisition of Massey Energy. A massive flood in Australia wreaked havoc on the country’s coal production, causing billions of dollars in damages. Given that Australia is the world’s largest coal exporter and producer of coking coal used in steelmaking, concerns regarding supply disruptions drove coal prices—and select company shares—higher. Japan’s nuclear crisis impacted the coal industry in three primary ways. First, coal prices rallied as Japan is anticipated to experience power shortages for some time and fewer companies within Japan are being asked to make up for the lost electricity from those utilities most impacted by the earthquake and tsunami. Second, coal garnered much renewed interest from countries outside of Japan as an alternative to power generation away from nuclear following Japan’s crisis. Third, the re-building of Japan will rely on coal, pushing thermal coal prices higher in Indonesia, South Africa and South America. Elsewhere, as emerging economies build up and long-term prospects for clean coal technology compete with other “green” energy sources, many expect global demand for coal to rise.

The Fund is subject to various risks including those associated with making investments in the coal business such as changes in exchange rates, interest rates, government regulations, world events, depletion of resources and economic conditions, as well as market, economic and political risks of the countries where energy companies are located or do business. Additional risks include worldwide energy price fluctuations, natural disasters, environmental damage claims and risks related to foreign investments. The Fund may loan its securities, which may subject it to additional credit and counterparty risk.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The Stowe Coal IndexSM (TCOAL), a trademark of Stowe Global Indexes LLC, is licensed for use by Van Eck Associates Corporation. Stowe Global Indexes LLC neither sponsors nor endorses the Fund and makes no warranty or representation as to the accuracy and/or completeness of TCOAL or results to be obtained by any person using TCOAL in connection with trading the Fund. TCOAL is calculated and maintained by Standard & Poor’s Custom Indices, which neither sponsors nor endorses the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. You cannot invest directly in an Index.

[1]

Stowe Coal Index (TCOAL) is a rules-based, modified-capitalization-weighted, float-adjusted index intended to give investors a means of tracking the overall performance of a global universe of listed companies engaged in the coal industry.

[2]

The Fund is passively managed and may not hold each TCOAL component in the same weighting as TCOAL and is subject to certain expenses that TCOAL is not. The Fund thus may not exactly replicate the performance of TCOAL.

Geographical Weightings*
(unaudited)

Sector Weightings**
(unaudited)

Top Ten Fund Holdings*
(unaudited)

Joy Global, Inc.	8.4%
Peabody Energy Corp.	8.4%
China Shenhua Energy Co. Ltd.	8.3%
Consol Energy, Inc.	7.8%
Alpha Natural Resources Inc.	7.7%
Arch Coal, Inc.	4.5%
Bucyrus International, Inc.	4.4%
Exxaro Resources Ltd.	4.4%
Walter Energy, Inc.	4.4%
Yanzhou Coal Mining Co. Ltd.	4.3%

As of June 30, 2011. Portfolio is subject to change.

*	Percentage of net assets.
**	Percentage of investments.

MARKET VECTORS COAL ETF

PERFORMANCE COMPARISON
June 30, 2011 (unaudited)

Total Return	Share Price[1]	NAV	TCOAL

Year to Date	0.44%	0.64%	0.72%
One Year	59.83%	58.66%	58.21%
Life* (annualized)	5.32%	5.27%	6.01%
Life* (cumulative)	19.70%	19.51%	22.44%

*since 1/10/08

Gross Expense Ratio 0.55% / Net Expense Ratio 0.55%

The Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.59% of average daily net assets per year until at least May 1, 2012. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

[1]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (1/10/08) to the first day of secondary market trading in shares of the Fund (1/14/08), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Stowe Coal IndexSM (TCOAL) is a rules-based, modified capitalization-weighted, float-adjusted index intended to give investors a means of tracking the overall performance of a global universe of listed companies engaged in the coal industry.

MARKET VECTORS GLOBAL ALTERNATIVE ENERGY ETF

Market Vectors Global Alternative Energy ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Ardour Global IndexSM (Extra Liquid)1 (AGIXLT). As of June 30, 2011, AGIXLT represented 30 publicly traded companies.

Fund Review

For the six months ended June 30, 2011 (the “period”), the Fund decreased 6.87%, while AGIXLT fell 7.31%.2

The Fund offers investors pure play access to the global alternative energy sector, a dynamic industry driven by the growing need for alternative fuel sources, including solar power, bio energy, wind power, hydro power and geothermal energy.

Two factors dominated the global alternative energy industry during the period — rising oil prices and the disastrous events at Japan’s Fukushima Dai-ichi nuclear power plant. Oil prices rose 4.42% during the period, in part due to supply disruptions in the Middle East and North Africa. As has often been the case in the past, oil prices and interest in alternative energy tend to move in tandem. Also, several nations’ response to the nuclear disaster in Japan and renewed fear and scrutiny over the nuclear power sector by investors broadly proved to be a catalyst for strong performance by alternative energy companies in March 2011, with solar and wind companies particular beneficiaries. For example, both Germany and Italy announced measures to curb nuclear electricity production. Even China, which maintains its ambitious plans to build a new fleet of nuclear power plants, showed interest in renewables following the tragedies in Japan. Some analysts believe that in the long term, the disaster in Japan puts the importance of alternative energy in the forefront for many investors and may force other countries, including the United States, to create policies that favor renewable energy. Another factor boosting investor interest in the global alternative energy industry during the period was a Pike Research report indicating that military complexes, such as the Pentagon, around the world have made “increased access to clean and reliable energy a leading priority”. This is important because the various branches of the Pentagon combine to form the single largest consumer of energy in the world — more than any other public or private entity and greater than more than 100 other nations, said the report. Thus, military initiatives focused on fostering alternative energy technologies are anticipated to have a substantial impact on the development of the industry as a whole. The report projects expenditure to grow from $1.8 billion in 2010 to $26.8 billion by 2030. Also of note, after years of delay, the first U.S. offshore wind farm, to be located off Massachusetts’ Nantucket Sound, was approved during the period with construction set for this fall.

Even with these supporting drivers, government incentives and profitability in alternative energy continued to be relatively low. The alternative energy sector overall fell in the second quarter along with a broad equity market pullback and as a result of deterioration in the perceived outlook for solar and wind stocks. However, many analysts agreed that valuations in the alternative energy sector at the end of the period were discounting significantly the ability of stocks to deliver expected earnings. Further, the long-term case for investment in the alternative energy sector remained intact. Growth within the sector is expected to continue to be driven by the economics of alternative energy sources as fossil fuel prices increase, energy security concerns remain a high political priority, and environmental and climate change concerns provide a favorable political and popular backdrop.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

“Ardour Global IndexesSM, LLC”, “ARDOUR GLOBAL INDEXSM (Extra Liquid)”, and “ARDOUR – XLSM” are service marks of Ardour Global IndexesSM, LLC and have been licensed for use by Van Eck Associates Corporation. The Fund is not sponsored, endorsed, sold or promoted by Ardour Global IndexesSM, LLC and Ardour Global IndexesSM, LLC makes no representation regarding the advisability of investing in the Fund. AGIXLT is calculated by Dow Jones Indexes. The Fund, based on the AGIXLT, is not sponsored, endorsed, sold or promoted by Dow Jones Indexes, and Dow Jones Indexes makes no representation regarding the advisability of investing in the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. You cannot invest directly in an Index.

[1]

Ardour Global IndexSM (Extra Liquid) (AGIXLT) is a rules-based, global capitalization-weighted, float-adjusted index intended to give investors a means of tracking the overall performance of a global universe of listed companies engaged in the alternative energy industry.

[2]

The Fund is passively managed and may not hold each AGIXLT component in the same weighting as the AGIXLT and is subject to certain expenses that AGIXLT is not. The Fund thus may not exactly replicate the performance of AGIXLT.

MARKET VECTORS GLOBAL ALTERNATIVE ENERGY ETF

Geographical Weightings*
(unaudited)

Sector Weightings**
(unaudited)

Top Ten Fund Holdings*
(unaudited)

First Solar Inc.	10.3%
Vestas Wind Systems A/S	6.7%
Enel Green Power SpA	5.8%
Iberdrola Renovables S.A.	5.6%
Cree, Inc.	5.5%
Kurita Water Industries Ltd.	5.1%
Verbund OE A.G.	5.1%
Cosan Ltd.	3.6%
Covanta Holding Corp.	3.4%
International Rectifier Corp.	3.3%

As of June 30, 2011. Portfolio is subject to change.

*	Percentage of net assets.
**	Percentage of investments.

PERFORMANCE COMPARISON
June 30, 2011 (unaudited)

Total Return	Share Price[1]	NAV	AGIXLT

Year to Date	(6.65)%	(6.87)%	(7.31)%
One Year	2.99%	2.10%	1.09%
Life* (annualized)	(16.25)%	(16.23)%	(16.43)%
Life* (cumulative)	(52.17)%	(52.11)%	(52.62)%

*since 5/3/07

Gross Expense Ratio 0.60% / Net Expense Ratio 0.60%

The Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average daily net assets per year until at least May 1, 2012. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

[1]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (5/3/07) to the first day of secondary market trading in shares of the Fund (5/9/07), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Ardour Global IndexSM (Extra Liquid) (AGIXLT) is a rules-based, global capitalization-weighted, float adjusted index intended to give investors a means of tracking the overall performance of a global universe of listed companies engaged in the alternative energy industry.

MARKET VECTORS GOLD MINERS ETF

Market Vectors Gold Miners ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the NYSE Arca Gold Miners Index1 (GDM). As of June 30, 2011, GDM represented 30 publicly traded companies.

Gold Share and Fund Review

For the six months ended June 30, 2011 (the “period”), the Fund declined 11.08%, while GDM fell 10.84%.2

Gold has long been an important part of investors’ portfolios, serving as a potential hedge against inflation, a weakening U.S. dollar, and financial, economic and geopolitical uncertainty. Investing in gold miners has historically provided a means to leverage price changes in gold bullion—and in a tax-advantaged way.

During the period, gold bullion prices gained $79.57 per ounce, or approximately 5.60%, to close on June 30, 2011 at $1,500.35 per ounce. Following strong 2010 performance, the precious metal began the year with weakness, hitting its first-half 2011 low of $1,308 per ounce on January 28. Strength then returned to the market, as gold bullion prices trended to an all-time high of $1,577 per ounce on May 2. Gold bullion prices then consolidated since May when increased margin requirements for silver sparked a selloff in commodities.

While gold mining companies benefited financially from higher gold bullion prices, few stocks were able to outshine the underlying precious metal during the period. The key reason for the underperformance of gold shares may well have been rising production and capital costs in the mining industry. Energy can make up much as 40% of operating costs at a gold mine. Therefore, it is not uncommon to see share prices lag when oil prices rise dramatically. In addition, other commodities vital to mining, such as copper and steel, rose. High commodity prices have brought a global mining boom with competition for equipment and labor that drove costs further.

The year 2011 started with a revolution that began in North Africa and spread through the Middle East. Gold bullion prices failed to react to the overthrow of the Tunisian president and the Egyptian government, as these events carried profound geopolitical consequences but had little impact on global economies, trade or financial security beyond those countries. It was not until February, when civil war broke out in Libya, a producer of light crude oil, that the gold market reacted. Gold ended its January correction and bullion prices moved to new highs in March. Also underpinning gold were sovereign debt issues that continued to worsen around the globe. From Portugal to Japan to Greece and even the U.S., sovereign debt crises were supportive of gold as a sound currency alternative and financial safe haven.

Demand for physical gold was strong during the period, particularly from Asia. Inflationary pressures and negative real interest rates drove investment demand for gold in India, China and other emerging markets. Despite the high prices, the World Gold Council reported an 11.4% increase in global gold demand in the first quarter of 2011, with China reportedly purchasing 200 tonnes. The International Monetary Fund reported that Mexico added about 100 tonnes of gold to its foreign exchange reserves, the first country in the western hemisphere to make a major gold purchase in some time.

The Fund is subject to various risks including those associated with making investments in gold-mining companies such as competitive pressures and fluctuations in the price of gold bullion. In times of stable economic growth, the value of gold and other precious metals may be adversely affected. The Fund may loan its securities, which may subject it to additional credit and counterparty risk.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

NYSE Arca Gold Miners Index (GDM), a trademark of NYSE Euronext or its affiliates (NYSE Euronext), is licensed for use by Van Eck Associates Corporation. NYSE Euronext neither sponsors nor endorses the Fund and makes no warranty or representation as to the accuracy and/or completeness of GDM or results to be obtained by any person from using GDM in connection with trading the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. You cannot invest directly in an Index.

[1]	NYSE Arca Gold Miners Index (GDM) is a market capitalization-weighted index comprised of publicly traded companies involved primarily in the mining for gold.

[2]

The Fund is passively managed and may not hold each GDM component in the same weighting as GDM and is subject to certain expenses that GDM is not. The Fund thus may not exactly replicate the performance of GDM.

Geographical Weightings*
(unaudited)

Sector Weightings**
(unaudited)

Top Ten Fund Holdings*
(unaudited)

Barrick Gold Corp.	15.5%
Goldcorp, Inc.	13.3%
Newmont Mining Corp.	9.1%
Kinross Gold Corp.	6.1%
AngloGold Ashanti Ltd.	5.5%
Silver Wheaton Corp.	4.6%
Agnico-Eagle Mines Ltd.	4.4%
Compania de Minas Buenaventura S.A.	4.4%
Yamana Gold Inc.	4.4%
Gold Fields Ltd.	4.4%

As of June 30, 2011. Portfolio is subject to change.
*	Percentage of net assets.
**	Percentage of investments.

MARKET VECTORS GOLD MINERS ETF

PERFORMANCE COMPARISON
June 30, 2011 (unaudited)

Total Return	Share Price[1]	NAV	GDM

Year to Date	(11.19)%	(11.08)%	(10.84)%
One Year	5.75%	5.75%	6.33%
Five Year	7.72%	7.74%	8.30%
Life* (annualized)	6.99%	7.00%	7.53%
Life* (cumulative)	41.34%	41.44%	45.05%

*since 5/16/06

Gross Expense Ratio 0.52% / Net Expense Ratio 0.52%

The Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.53% of average daily net assets per year until at least May 1, 2012. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

[1]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (5/16/06) to the first day of secondary market trading in shares of the Fund (5/22/06), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

NYSE Arca Gold Miners Index (GDM) is a modified market capitalization-weighted index comprised of publicly traded companies involved primarily in the mining for gold.

MARKET VECTORS JUNIOR GOLD MINERS ETF

Market Vectors Junior Gold Miners ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Market Vectors Junior Gold Miners Index1 (MVGDXJTR). As of June 30, 2011, MVGDXJTR represented 72 publicly traded companies.

Gold Share and Fund Review

For the six months ended June 30, 2011 (the “period”), the Fund declined 14.17%, while MVGDXJTR fell 13.47%.2

The Fund offers convenient and cost-effective access to small-cap gold miners, which are often companies in the early stages of exploration or development. Small-cap gold miners may incur higher risks than their large-cap counterparts but also offer the potential for higher growth and for being the beneficiary of merger and acquisition activity. The Fund is global and broadly diversified by country.

During the period, gold bullion prices gained $79.57 per ounce, or approximately 5.60%, to close on June 30, 2011 at $1,500.35 per ounce. Following strong 2010 performance, the precious metal began the year with weakness, hitting its first-half 2011 low of $1,308 per ounce on January 28. Strength then returned to the market, as gold bullion prices trended to an all-time high of $1,577 per ounce on May 2. Gold bullion prices then consolidated since May when increased margin requirements for silver sparked a selloff in commodities.

The year 2011 started with a revolution that began in North Africa and spread through the Middle East. Gold bullion prices failed to react to the overthrow of the Tunisian president and the Egyptian government, as these events carried profound geopolitical consequences but had little impact on global economies, trade or financial security beyond those countries. It was not until February, when civil war broke out in Libya, a producer of light crude oil, that the gold market reacted. Gold ended its January correction and bullion prices moved to new highs in March. Also underpinning gold were sovereign debt issues that continued to worsen around the globe. From Portugal to Japan to Greece and even the U.S., sovereign debt crises were supportive of gold as a sound currency alternative and financial safe haven.

Demand for physical gold was strong during the period, particularly from Asia. Inflationary pressures and negative real interest rates drove investment demand for gold in India, China and other emerging markets. Despite the high prices, the World Gold Council reported an 11.4% increase in global gold demand in the first quarter of 2011, with China reportedly purchasing 200 tonnes. The International Monetary Fund reported that Mexico added about 100 tonnes of gold to its foreign exchange reserves, the first country in the western hemisphere to make a major gold purchase in some time.

While gold mining companies benefited financially from higher gold bullion prices, few stocks were able to outshine the underlying precious metal during the period. Indeed, small-cap gold stocks significantly underperformed gold bullion during the period driving a rare disconnect between gold and shares of gold miners. The market seemed to focus on negative factors, such as operating and capital cost escalation and geopolitical risk, while ignoring the value created by higher gold bullion prices. It is well worth noting that with high gold bullion prices, most junior gold miners were able to successfully raise sufficient cash to fund exploration and project development.

The Fund is subject to various risks including those associated with making investments in gold and silver mining companies such as bullion price volatility, changes in world political developments, competitive pressures and risks associated with foreign investments. In times of stable economic growth, the value of gold, silver and other precious metals may be adversely affected. Mining companies are subject to elevated risks, which include, among others, competitive pressures, commodity and currency price fluctuations, and adverse governmental or environmental regulations. In particular, small and mid-cap mining companies may be subject to additional risks including inability to commence production and generate material revenues, significant expenditures and inability to secure financing, which may cause such companies to operate at a loss, greater volatility, lower trading volume and less liquidity than larger companies. Investors should be willing to accept a high degree of volatility and the potential of significant loss. The Fund may loan its securities, which may subject it to additional credit and counterparty risk.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

MARKET VECTORS JUNIOR GOLD MINERS ETF

Market Vectors Junior Gold Miners Index (the “Index”) is the exclusive property of 4asset-management GmbH, which has contracted with Structured Solutions AG to maintain and calculate the Index. Structured Solutions AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards 4asset-management GmbH, Structured Solutions AG has no obligation to point out errors in the Index to third parties.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. You cannot invest directly in an Index.

[1]

Market Vectors Junior Gold Miners Index (MVGDXJTR) is a rules-based, modified market capitalization-weighted, float-adjusted index comprised of a global universe of publicly traded small- and medium-capitalization companies that generate at least 50% of their revenues from gold and/or silver mining, hold real property that has the potential to produce at least 50% of the company’s revenue from gold or silver mining when developed, or primarily invest in gold or silver.

[2]

The Fund is passively managed and may not hold each MVGDXJTR component in the same weighting as MVGDXJTR and is subject to certain expenses that MVGDXJTR is not. The Fund thus may not exactly replicate the performance of MVGDXJTR.

Geographical Weightings*
(unaudited)

Sector Weightings**
(unaudited)

Top Ten Fund Holdings*
(unaudited)

Silver Standard Resources, Inc.	4.4%
Alamos Gold, Inc.	4.1%
First Majestic Silver Corp.	4.0%
AuRico Gold, Inc.	4.0%
Silvercorp Metals, Inc.	3.5%
Nevsun Resources Ltd.	2.6%
Medusa Mining Ltd.	2.5%
Perseus Mining Ltd.	2.5%
Extorre Gold Mines Ltd.	2.3%
Kingsgate Consolidated Ltd.	2.3%

As of June 30, 2011. Portfolio is subject to change.
*	Percentage of net assets.
**	Percentage of investments.

MARKET VECTORS JUNIOR GOLD MINERS ETF

PERFORMANCE COMPARISON
June 30, 2011 (unaudited)

Total Return	Share Price[1]	NAV	MVGDXJTR

Year to Date	(13.56)%	(14.17)%	(13.47)%
One Year	35.91%	33.86%	34.80%
Life* (annualized)	28.07%	27.36%	27.39%
Life* (cumulative)	49.88%	48.53%	48.59%

*since 11/10/09

Gross Expense Ratio 0.53% / Net Expense Ratio 0.53%

The Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.56% of average daily net assets per year until at least May 1, 2012. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

[1]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (11/10/09) to the first day of secondary market trading in shares of the Fund (11/11/09), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Market Vectors Junior Gold Miners Index (MVGDXJTR) is a rules-based, modified market capitalization-weighted, float-adjusted index comprised of a global universe of publicly traded small- and medium-capitalization companies that generate at least 50% of their revenues from gold and/or silver mining, hold real property that has the potential to produce at least 50% of the company’s revenue from gold or silver mining when developed, or primarily invest in gold or silver.

MARKET VECTORS RARE EARTH/STRATEGIC METALS ETF

Market Vectors Rare Earth/Strategic Metals ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the performance of the Market Vectors Rare Earth/Strategic Metals Index1 (MVREMXTR). As of June 30, 2011, MVREMXTR represented 26 publicly traded companies.

Fund Review

For the six months ended June 30, 2011 (the “period”), the Fund gained 8.40%, while MVREMXTR rose 9.93%.2 The Fund is currently the only ETF that gives investors exposure to rare earth metals.

Rare earth/strategic metals are industrial metals that are typically mined as by-products in operations focused on precious metals and base metals. Compared to base metals, they have more specialized uses and are often more difficult to extract. Currently, approximately 49 elements in the periodic table are considered rare earth/strategic metals, including cerium, manganese, titanium and tungsten. Strategic metals are used in a variety of technologies including jet engines, hybrid cars, steel alloys, wind turbines, flat screen televisions and cellular phones. Rare earth metals, a subset of strategic metals, are a collection of 17 chemical elements that are essential in many of today’s most advanced technologies, with particular applications in electronics and defense.

During the period, as prices of rare earth metals rose, shares of mining companies producing the rare earth metals overall outpaced the broad U.S. and international equity markets. One of the risks of the sector is that China currently produces 97% of the world’s rare earth supply, but, notably, China comprises less than 15% of the Fund. This proved to be important when China announced in December 2010 that it would cut exports of its rare earth metals by about 35% in the first half of 2011. Early in the period, rare earth metals rallied sharply, at least in part, due to China’s limited exports of rare earth metals. But when the World Trade Organization (WTO) decided in February that China has no right to put such export restrictions in place, the decision led to some profit-taking, and prices declined. Meanwhile, fundamentals of supply and demand continued to support strong performance of the metals during the period. First, though China dominates current production of rare earth metals, the country has only a third of the world’s proven rare earth reserves. During the period, as many as 2,500 construction workers in Malaysia began racing to finish the world’s largest refinery for rare earth metals — the first rare earth ore processing plant to be built outside China in nearly three decades, according to The New York Times. Other countries that may fill the supply gap include Brazil, India, Chile, Bolivia, the U.S. and Canada, each of which sits on notable reserve bases of these metals as well. Meanwhile, global demand for rare earth metals continued to soar, especially for those in the appliance, electronics, automobile, telecommunications, alternative energy, medical, aerospace and defense industries. As these metals are included in more technologies, there could be increased pressure on the available supply. During the period, the constrained supply and high demand scenario, anticipated to push prices further, led some Wall Street analysts to offer bullish views on select companies mining rare earth metals.

Investments in companies involved in the various activities related to the mining, refining and manufacturing of rare earth/strategic metals are subject to elevated risks including international political and economic developments, adverse governmental or environmental regulations, and commodity prices. Moreover, some companies may be subject to the risks generally associated with extraction of natural resources, such as the risks and hazards associated with metals and mining, such as fire, drought, and increased regulatory and environmental costs. In addition, companies involved in the various activities that are related to the mining, refining and manufacturing of minor metals may be at risk for environmental damage claims. In particular, small and mid-cap mining companies may be subject to additional risks including inability to commence production and generate material revenues, significant expenditures and inability to secure financing, which may cause such companies to operate at a loss, greater volatility, lower trading volume and less liquidity than larger companies. Investors should be willing to accept a high degree of volatility and the potential of significant loss. China is currently the primary source of rare earth/strategic metals; a ban on the export of rare earth metals, or alternatively a reversal of China’s policies on export limits, could have a significant impact on industries around the globe. Radioactive materials are sometimes associated with rare earth mining projects and may cause difficulties in obtaining necessary permits.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

MARKET VECTORS RARE EARTH/STRATEGIC METALS ETF

Market Vectors Rare Earth/Strategic Metals Index (the “Index”) is the exclusive property of 4asset-management GmbH, which has contracted with Structured Solutions AG to maintain and calculate the Index. Structured Solutions AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards 4asset-management GmbH, Structured Solutions AG has no obligation to point out errors in the Index to third parties. Market Vectors Rare Earth/Strategic Metals ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by 4asset-management GmbH and 4asset-management GmbH makes no representation regarding the advisability of investing in the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. You cannot invest directly in an Index.

[1]

Market Vectors Rare Earth/Strategic Metals Index (MVREMXTR) is a rules-based, modified market capitalization-weighted, float-adjusted index comprised of publicly traded companies engaged in a variety of activities that are related to the mining, refining and manufacturing of rare earth/strategic metals.

[2]

The Fund is passively managed and may not hold each MVREMXTR component in the same weighting as MVREMXTR and is subject to certain expenses that MVREMXTR is not. The Fund thus may not exactly replicate the performance of MVREMXTR.

Geographical Weightings*
(unaudited)

Sector Weightings**
(unaudited)

Top Ten Fund Holdings*
(unaudited)

Kenmare Resources PLC	8.6%
Iluka Resources Ltd.	8.3%
Lynas Corp. Ltd.	6.6%
Molycorp Inc.	7.3%
Thompson Creek Metals Co. Inc.	5.9%
Titanium Metals Corp.	5.8%
Neo Material Technologies Inc.	5.1%
RTI International Metals Inc.	4.8%
Osaka Titanium Technologies Co. Ltd.	4.8%
China Molybdenum Co. Ltd.	4.3%

As of June 30, 2011. Portfolio is subject to change.
*	Percentage of net assets.
**	Percentage of investments.

MARKET VECTORS RARE EARTH/STRATEGIC METALS ETF

PERFORMANCE COMPARISON
June 30, 2011 (unaudited)

Total Return	Share Price[1]	NAV	MVREMXTR

Year to Date	7.50%	8.40%	9.93%
Life* (cumulative)	30.57%	29.91%	30.25%

*since 10/27/10

Gross Expense Ratio 0.55% / Net Expense Ratio 0.55%

The Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.57% of average daily net assets per year until at least May 1, 2012. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

[1]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (10/27/10) to the first day of secondary market trading in shares of the Fund (10/28/10), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. You cannot invest directly in an Index.

Market Vectors Rare Earth/Strategic Metals Index (MVREMXTR) is a rules-based, modified market capitalization-weighted, float-adjusted index comprised of publicly traded companies engaged in a variety of activities that are related to the mining, refining and manufacturing of rare earth/strategic metals.

MARKET VECTORS RVE HARD ASSETS PRODUCERS ETF

Market Vectors RVE Hard Assets Producers ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the RogersTM—Van Eck Hard Assets Producers Index1 (RVEIT). As of June 30, 2011, RVEIT represented 340 publicly traded companies.

Fund Review

For the six months ended June 30, 2011 (the “period”), the Fund advanced 3.58%, while RVEIT increased 3.79%.2

The Fund offers investors convenient and cost-effective access to hard assets producers and distributors worldwide. The Fund is comprehensive in its composition, comprising well over 300 companies from more than 40 countries and six hard assets sectors. Unlike many commodities indices, the RVEIT is consumption weighted and thus offers more balanced exposure rather than being dominated by energy companies. Notably, the Fund offers exposure to water and alternative energy, two hard assets sectors not represented in most natural resources indices.

During the period, hard asset commodities overall and their corresponding equity sectors performed well, though volatility was high as a boom in the first quarter of 2011 was followed by a swoon in the second quarter. During the first quarter, commodities rose strongly on the back of strength in energy, due to increasing global demand and supply disruptions in the Middle East and North Africa. However, reduced demand and heightened risk aversion during the second quarter—partially due to spiking energy prices—tempered overall period returns. Prospects of greater supply in agriculture hurt wheat and corn prices during the second quarter. Precious metals was the only major commodities sector to post gains during the second quarter. For the period overall, commodities were led by the energy and precious metals sectors. Crude oil was up approximately 4.42% during the period. Gold prices were up 5.60% and silver prices rose 12.20%, supported by global political unrest, low interest rates and a weak U.S. dollar, as measured by the 5.98% decline in the U.S. Dollar Index.3 For the period, wheat was by far the weakest commodity, experiencing double-digit price declines. Copper prices also fell, though more modestly. Coffee and cotton each experienced price increases, of 9.15% and 17.13%, respectively.

The Fund is subject to various risks including those associated with making investments in companies engaged in producing and distributing hard assets and related products and services, such as commodity price volatility, changes in government policies/regulations and world political and economic developments. Additional risks include competitive pressures, technological advances and/or obsolescence, the depletion of resources, labor relations issues and risks associated with foreign investments, a high degree of volatility and the potential of significant loss. The Fund may loan its securities, which may subject it to additional credit and counterparty risk.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The RogersTM-Van Eck Hard Assets Producers Index has been licensed by Van Eck Associates Corporation from S-Network Global Indexes, LLC for use in connection with Market Vectors RVE Hard Assets Producers ETF (HAP). HAP is not sponsored, endorsed, sold or promoted by S-Network Global Indexes, LLC, which makes no representation regarding the advisability of investing in HAP.

“Jim Rogers,” “James Beeland Rogers, Jr.,” and “Rogers,” are trademarks, service marks and/or registered trademarks of Beeland Interests, Inc. (“Beeland Interests”), which is owned and controlled by James Beeland Rogers, Jr., and are used subject to license. The personal names and likeness of Jim Rogers/James Beeland Rogers, Jr. are owned and licensed by James Beeland Rogers, Jr.

HAP is not sponsored, endorsed, sold or promoted by Beeland Interests or James Beeland Rogers, Jr. Neither Beeland Interests nor James Beeland Rogers, Jr. makes any representation or warranty, express or implied, nor accepts any responsibility, regarding the accuracy or completeness of this material, or the advisability of investing in securities or commodities generally, or in HAP or in futures particularly.

MARKET VECTORS RVE HARD ASSETS PRODUCERS ETF

BEELAND INTERESTS AND ITS AFFILIATES AND VAN ECK AND ITS AFFILIATES SHALL NOT HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS, AND MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY OWNERS OF HAP, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF RVEI. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL BEELAND INTERESTS OR VAN ECK OR ANY THEIR RESPECTIVE AFFILIATES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. You cannot invest directly in an Index.

[1]

The RogersTM—Van Eck Hard Assets Producers Index (RVEIT) is a rules-based, modified capitalization-weighted, float-adjusted index intended to give investors a means of tracking the overall performance of a global universe of listed companies engaged in the production and distribution of commodities and commodity-related products and services. The companies are involved in six hard assets sectors: agriculture, energy, base metals, precious metals, forest products and water/renewable energy sources (solar, wind).

[2]

The Fund is passively managed and may not hold each RVEIT component in the same weighting as RVEIT and is subject to certain expenses that RVEIT is not. The Fund thus may not exactly replicate the performance of RVEIT.

[3]	The U.S. Dollar Index (DXY) indicates the general international value of the U.S. dollar. The DXY does this by averaging the exchange rates between the U.S. dollar and six major world currencies.

Geographical Weightings*
(unaudited)

Sector Weightings**
(unaudited)

Top Ten Fund Holdings*
(unaudited)

Exxon Mobil Corp.	5.2%
Potash Corp. of Saskatchewan, Inc.	4.8%
Monsanto Co.	3.9%
Deere & Co.	3.4%
Syngenta A.G.	3.2%
Chevron Corp.	2.7%
BHP Billiton Ltd.	2.1%
Archer-Daniels-Midland Co.	2.0%
Mosaic Co.	1.9%
BP PLC	1.8%

As of June 30, 2011. Portfolio is subject to change.
*	Percentage of net assets.
**	Percentage of investments.

MARKET VECTORS RVE HARD ASSETS PRODUCERS ETF

PERFORMANCE COMPARISON
June 30, 2011 (unaudited)

Total Return	Share Price[1]	NAV	RVEIT

Year to Date	3.62%	3.58%	3.79%
One Year	44.74%	43.88%	43.89%
Life* (annualized)	1.32%	1.20%	1.52%
Life* (cumulative)	3.78%	3.43%	4.38%

*since 8/29/08

Gross Expense Ratio 0.59% / Net Expense Ratio 0.59%

The Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.59% of average daily net assets per year until at least May 1, 2012. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

[1]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (8/29/08) to the first day of secondary market trading in shares of the Fund (9/3/08), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

The RogersTM-Van Eck Hard Assets Producers Index is a rules-based, modified capitalization-weighted, float adjusted index intended to give investors a means of tracking the overall performance of a global universe of listed companies engaged in the production and distribution of commodities and commodity-related products and services.

MARKET VECTORS SOLAR ENERGY ETF

Market Vectors Solar Energy ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Ardour Solar Energy IndexSM (SOLRXT)1. As of June 30, 2011, SOLRXT represented 30 publicly traded companies.

Fund Review

For the six months ended June 30, 2011 (the “period”), the Fund was down 3.17%, while SOLRXT fell 3.80%.2

Despite recent challenges, solar energy remains the fastest growing renewable energy source in the world. The Fund offers access to the emerging global solar energy industry via a pure play portfolio that includes photovoltaic, concentrated solar power and solar thermal power; solar integrators; and related technologies. The Fund is also well diversified by country.

Early in 2011, solar stocks faced seasonal headwinds as poor weather in the Northern Hemisphere, where most solar module installations take place, resulted in weak earnings. Then, toward the end of the period, solar stocks declined in line with a broad equity market pullback and a negative shift in the perception for these companies’ prospects. However, solar companies were strong at the end of the first quarter, the beneficiaries of several factors. Most prominent was the aftermath of Japan’s Fukushima nuclear disaster, refocusing attention on and driving political support for the solar industry in several nations. For example, Germany and Italy both announced measures to curb nuclear electricity production. Germany, already the solar industry’s largest market, may experience dramatically higher than expected demand as 2011 progresses. Also, there was less uncertainty about subsidies in Italy after recent announcements there removed a cloud over the sector. More positive news for the solar sector was Google’s announcement that it has made its largest investment into the renewable energy industry to date. Through a partnership with California-based SolarCity (not held by Fund), Google intends to offer homeowners the opportunity to install rooftop solar energy panels in a more affordable way. Another factor buoying the industry was an analyst’s comments that solar pricing is becoming competitive with that of traditional energy sources due to improved technology and more streamlined manufacturing processes. Merger and acquisition activity within the industry provided further validation for the solar sector during the period. For example, French oil giant Total (not held by Fund) announced in April 2011 that it will purchase a controlling stake in SunPower (3.8% of Fund net assets†), an American solar energy firm, for about $1.4 billion. Other solar companies rallied during the period on company-specific news, such as U.S. Energy Department offers of conditional commitments for loan guarantees, significant orders for its products or nods of approval from major investment banks.

The Fund is subject to various risks including those associated with making investments in companies engaged in the solar energy business such as technological developments and obsolescence, short product cycles, commodity and energy price volatility, depletion of resources and risks associated with companies with a limited operating history. The Fund may loan its securities, which may subject it to additional credit and counterparty risk.

† All Fund assets referenced are Total Net Assets as of June 30, 2011.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

MARKET VECTORS SOLAR ENERGY ETF

“Ardour Global IndexesSM, LLC” and “Ardour Solar Energy IndexSM” (SOLRXT) are service marks of Ardour Global IndexesSM, LLC and have been licensed for use by Van Eck Associates Corporation. The Fund is not sponsored, endorsed, sold or promoted by Ardour Global IndexesSM, LLC and Ardour Global IndexesSM, LLC makes no representation regarding the advisability of investing in the Fund. SOLRXT is calculated by Dow Jones Indexes. The Fund, based on the SOLRXT, is not sponsored, endorsed, sold or promoted by Dow Jones Indexes, and Dow Jones Indexes makes no representation regarding the advisability of investing in the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. You cannot invest directly in an Index.

[1]

The Ardour Solar Energy IndexSM (SOLRXT) is a rules-based, modified global capitalization-weighted, float-adjusted index intended to give investors a means of tracking the overall performance of a global universe of listed companies engaged in the solar energy industry.

[2]

The Fund is passively managed and may not hold each SOLRXT component in the same weighting as SOLRXT and is subject to certain expenses that SOLRXT is not. The Fund thus may not exactly replicate the performance of SOLRXT.

Geographical Weightings*
(unaudited)

Sector Weightings**
(unaudited)

Top Ten Fund Holdings*
(unaudited)

First Solar, Inc.	10.8%
GT Solar International, Inc.	10.3%
MEMC Electronic Materials, Inc.	8.8%
Trina Solar Ltd.	8.3%
Yingli Green Energy Holding Co. Ltd.	5.0%
Suntech Power Holdings Co. Ltd.	4.4%
SMA Solar Technology A.G.	4.3%
Solarworld A.G.	4.2%
Gintech Energy Corp.	4.0%
Sunpower Corp.	3.8%

As of June 30, 2011. Portfolio is subject to change.
*	Percentage of net assets.
**	Percentage of investments.

MARKET VECTORS SOLAR ENERGY ETF

PERFORMANCE COMPARISON
June 30, 2011 (unaudited)

Total Return	Share Price[1]	NAV	SOLRXT

Year to Date	(2.55)%	(3.17)%	(3.80)%
One Year	11.31%	11.20%	9.94%
Life* (annualized)	(33.93)%	(33.95)%	(34.00)%
Life* (cumulative)	(73.37)%	(73.39)%	(73.45)%

*since 4/21/08

Gross Expense Ratio 0.84% / Net Expense Ratio 0.65%

The Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.65% of average daily net assets per year until at least May 1, 2012. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

[1]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (4/21/08) to the first day of secondary market trading in shares of the Fund (4/24/08), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Ardour Solar Energy IndexSM (SOLRXT) is a rules-based, modified global capitalization-weighted, float-adjusted index intended to give investors a means of tracking the overall performance of a global universe of listed companies engaged in the solar energy industry.

MARKET VECTORS STEEL ETF

Market Vectors Steel ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the NYSE Arca Steel Index1 (STEEL). As of June 30, 2011, STEEL represented 26 publicly traded companies.

Fund Review

For the six months ended June 30, 2011 (the “period”), the Fund declined 4.70%, while STEEL fell 4.76%.2

The global steel industry benefits from emerging markets’ infrastructure build-out, U.S. infrastructure maintenance, and stimulus programs of governments worldwide. To date, China accounts for 35% of world steel demand, driven by economic growth, infrastructure investment, new home building and expanding manufacturing. Importantly, the industry has experienced improved cost structure and capacity management over the last few years. The Fund offers investors a pure play and diversified portfolio of steel-related companies via STEEL.

Following a strong 2010, many steel companies struggled in the first half of this year reporting consecutive quarterly losses amidst what many consider a soft patch in the global economic rebound. However by the end of the period, many believed the correction in the sector would be short lived, as the fundamentals of supply and demand continued to support a favorable view for steel companies. Rising iron ore prices during the period suggested that there was not enough supply to meet demand and that price increases could be significant going forward as supply diminishes further. Demand from China, India and other emerging markets did not slow during the period and as the rebuilding of Japan gets underway, the demand for steel could increase further. Infrastructure rebuild continues to be a dominant theme for developed nations. As steel mills pay more for iron ore, they, in turn, will be forced to raise steel prices. The price of steel ultimately passes through to the costs of many other goods and services, as it is intrinsic to the manufacture of myriad everyday items, including cars, buildings, bridges, machinery and equipment. The Financial Times reports that year-over-year steel price projections are an average of 32% for 2011, but the forecasts go as high as 66%. In short, the combination of rising prices and unabated demand for steel could potentially result in wider profit margins for the companies in the Fund and, in turn, much improved earnings guidance.

The Fund is subject to various risks including those associated with making investments in steel companies such as competitive pressures, fluctuations in the price of steel, changes in government regulation, world events and economic conditions. The Fund may loan its securities, which may subject it to additional credit and counterparty risk.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

NYSE Arca Steel Index (STEEL) is a trademark of NYSE Euronext or its affiliates (NYSE Euronext), is licensed for use by Van Eck Associates Corporation. NYSE Euronext neither sponsors nor endorses the Fund and makes no warranty or representation as to the accuracy and/or completeness of STEEL or the results to be obtained by any person from the using STEEL in connection with trading the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. You cannot invest directly in an Index.

[1]

NYSE Arca Steel Index (STEEL) is a modified market capitalization-weighted index comprised of publicly traded companies predominantly involved in the production of steel products or mining and processing of iron ore.

[2]

The Fund is passively managed and may not hold each STEEL component in the same weighting as STEEL and is subject to certain expenses that STEEL is not. The Fund thus may not exactly replicate the performance of STEEL.

MARKET VECTORS STEEL ETF

Geographical Weightings*
(unaudited)

Sector Weightings**
(unaudited)

Top Ten Fund Holdings*
(unaudited)

Rio Tinto PLC	12.1%
Vale S.A.	12.0%
ArcelorMittal	9.4%
POSCO	6.6%
Gerdau S.A.	5.1%
Companhia Siderurgica Nacional S.A.	5.0%
United States Steel Corp.	4.7%
Allegheny Technologies, Inc.	4.6%
Timken Co.	4.6%
Cliffs Natural Resources, Inc.	4.5%

As of June 30, 2011. Portfolio is subject to change.
*	Percentage of net assets.
**	Percentage of investments.

PERFORMANCE COMPARISON
June 30, 2011 (unaudited)

Total Return	Share Price[1]	NAV	STEEL

Year to Date	(4.79)%	(4.70)%	(4.76)%
One Year	33.28%	33.32%	33.50%
Life* (annualized)	13.98%	13.97%	14.39%
Life* (cumulative)	85.45%	85.36%	88.73%

*since 10/10/06

Gross Expense Ratio 0.55% / Net Expense Ratio 0.55%

The Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.55% of average daily net assets per year until at least May 1, 2012. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

[1]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (10/10/06) to the first day of secondary market trading in shares of the Fund (10/16/06), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

NYSE Arca Steel Index (STEEL) is a modified market capitalization-weighted index comprised of publicly traded companies predominantly involved in the production of steel products or mining and processing of iron ore.

MARKET VECTORS URANIUM+NUCLEAR ENERGY ETF

Effective January 4, 2011, Market Vectors Nuclear Energy ETF was re-named Market Vectors Uranium+Nuclear Energy ETF to better communicate the relative weight of the uranium mining sub-sector among the seven nuclear energy sub-sectors represented in DXNE. As of June 30, 2011, uranium mining accounted for approximately 39% of the Fund’s total market capitalization. The balance of the Fund was diversified amongst companies involved with uranium enrichment, uranium storage, equipment for nuclear energy generation, nuclear plant infrastructure, nuclear fuel transportation and nuclear energy generation. The Fund’s ticker symbol, NLR, remained unchanged.

Market Vectors Nuclear Energy ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the performance of the DAXglobal® Nuclear Energy Index1 (DXNE). As of June 30, 2011, DXNE represented 24 publicly traded companies.

Fund Review

For the six months ended June 30, 2011, (the “period”), the Fund declined 14.79%, while DXNE fell 15.26%.2

During the period, equities of nuclear energy and uranium companies lost ground, as uranium prices plunged after the Japan earthquake and tsunami and nuclear disaster led eleven of 54 nuclear reactors in Japan to be turned offline and several other nuclear power plant projects to be halted. Immediately following the Fukushima nuclear crisis in March, uranium prices plunged nearly 26%, and as of the end of June, they had fallen 7.4% year-to-date. The impact of Japan’s crises on the industry was severely felt because Japan accounts for about 10% of global uranium demand. That said, the fundamentals underlying longer-term investor interest in the nuclear industry remained intact — among these were persistently high oil prices, concerns regarding energy security, growing demand for electricity and an increased focus on stemming global warming. The basics of supply and demand also remained in the industry’s favor, as uranium demand is expected to grow by 33% in the next decade, according to the World Nuclear Association, to correspond with a 27% projected growth in nuclear reactor capacity. China and India, for instance, are each expected to increase their usage of uranium substantially. The other BRIC countries — Brazil and Russia — along with several emerging markets in the Middle East and Eastern Europe were also expected to continue their nuclear programs and their nuclear reactor construction even after the tragedies in Japan. Supply of uranium is expected to diminish with fewer new discoveries. The world uses approximately 67,000 tons of mined uranium a year. At current usage, this is equal to about 70 years of supply, according to the Council on Foreign Relations. Merger and acquisition activity also buoyed the performance of nuclear energy stocks during the period. For example, in late April 2011, Exelon (7.7% of Fund net assets†), the nation’s biggest nuclear power generator and one of its largest electric utilities, announced its merger with Constellation Energy Group (5.2% of Fund net assets†) in a $7.9 billion deal, expanding its fleet of reactors. It must be noted, though, that most developed countries, including Italy and Germany, have put a temporary hold on the industry.

The Fund is subject to various risks including those associated with making investments in nuclear energy companies such as restrictive regulations, accidents, breaches of security, ill-intentioned acts or terrorism, air crashes, natural disasters, equipment malfunctions or mishandling in storage, handling, transportation, treatment or conditioning of substances and nuclear materials. The Fund may loan its securities, which may subject it to additional credit and counterparty risk.

†All Fund assets referenced are Total Net Assets as of June 30, 2011.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The DAXglobal® Nuclear Energy Index (DXNE), a trademark of Deutsche Börse AG, is licensed for use by Van Eck Associates Corporation. Deutsche Börse AG neither sponsors nor endorses the Fund and makes no warranty or representation as to the accuracy and/or completeness of DXNE or results to be obtained by any person using DXNE in connection with trading the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. You cannot invest directly in an Index.

[1]

The DAXglobal® Nuclear Energy Index (DXNE) is a modified market capitalization-weighted index intended to track the movements of securities of companies engaged in the nuclear energy industry that are traded on leading global exchanges.

[2]

The Fund is passively managed and may not hold each DXNE component in the same weighting as the DXNE and is subject to certain expenses that DXNE is not. The Fund thus may not exactly replicate the performance of DXNE.

MARKET VECTORS URANIUM+NUCLEAR ENERGY ETF

Geographical Weightings*
(unaudited)

Sector Weightings**
(unaudited)

Top Ten Fund Holdings*
(unaudited)

Electricite de France S.A.	7.9%
Exelon Corp.	7.7%
Mitsubishi Heavy Industries Ltd.	6.8%
Areva S.A.	6.5%
Cameco Corp.	5.9%
Constellation Energy Group, Inc.	5.2%
EnergySolutions Inc.	4.7%
Uranium Participation Corp.	4.6%
Denison Mines Corp.	4.5%
JGC Corp.	4.4%

As of June 30, 2011. Portfolio is subject to change
*	Percentage of net assets.
**	Percentage of investments.

PERFORMANCE COMPARISON
June 30, 2011 (unaudited)

Total Return	Share Price[1]	NAV	DXNE

Year to Date	(15.11)%	(14.79)%	(15.26)%
One Year	21.08%	20.49%	19.57%
Life* (annualized)	(12.35)%	(12.31)%	(11.87)%
Life* (cumulative)	(40.06)%	(39.96)%	(38.76)%

*since 8/13/07

Gross Expense Ratio 0.57% / Net Expense Ratio 0.57%

The Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average daily net assets per year until at least May 1, 2012. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

[1]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (8/13/07) to the first day of secondary market trading in shares of the Fund (8/15/07), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

DAXglobal® Nuclear Energy Index (DXNE) is a modified market capitalization-weighted index intended to track the movements of securities of companies engaged in the nuclear energy industry that are traded on leading global exchanges.

MARKET VECTORS ETF TRUST

EXPLANATION OF EXPENSES
(unaudited)

Hypothetical $1,000 investment at beginning of period

As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2011 to June 30, 2011.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as program fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Annualized Expense Ratio During Period	Expenses Paid During the Period* January 1, 2011- June 30, 2011

Agribusiness ETF
Actual	$1,000.00	$1,002.80	0.53%	$2.61
Hypothetical**	$1,000.00	$1,022.18	0.53%	$2.64

Coal ETF
Actual	$1,000.00	$1,006.40	0.55%	$2.75
Hypothetical**	$1,000.00	$1,022.05	0.55%	$2.77

Global Alternative Energy ETF
Actual	$1,000.00	$931.30	0.60%	$2.97
Hypothetical**	$1,000.00	$1,021.72	0.60%	$3.11

Gold Miners ETF
Actual	$1,000.00	$889.20	0.52%	$2.44
Hypothetical**	$1,000.00	$1,022.21	0.52%	$2.61

Junior Gold Miners ETF
Actual	$1,000.00	$858.30	0.53%	$2.47
Hypothetical**	$1,000.00	$1,022.14	0.53%	$2.68

Rare Earth/Strategic Metals ETF
Actual	$1,000.00	$1,084.00	0.55%	$2.86
Hypothetical**	$1,000.00	$1,022.05	0.55%	$2.78

RVE Hard Assets Producers ETF
Actual	$1,000.00	$1,035.80	0.59%	$3.02
Hypothetical**	$1,000.00	$1,021.83	0.59%	$3.00

Solar Energy ETF
Actual	$1,000.00	$968.30	0.65%	$3.17
Hypothetical**	$1,000.00	$1,021.57	0.65%	$3.25

Steel ETF
Actual	$1,000.00	$953.00	0.55%	$2.67
Hypothetical**	$1,000.00	$1,022.06	0.55%	$2.77

Uranium+Nuclear Energy ETF
Actual	$1,000.00	$852.10	0.57%	$2.69
Hypothetical**	$1,000.00	$1,021.89	0.57%	$2.93

*

Expenses are equal to the Fund’s annualized expense ratio (for the six months ended June 30, 2011) multiplied by the average account value over the period, multiplied by 181 and divided by 365 (to reflect the one-half year period).

**	Assumes annual return of 5% before expenses

AGRIBUSINESS ETF

SCHEDULE OF INVESTMENTS
June 30, 2011 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.8%
Argentina: 0.2%
825,213	Cresud S.A.C.I.F. y S.A. (ADR)	$13,401,459

Australia: 0.9%
7,380,770	Elders Ltd. * † #	2,940,025
3,262,931	GrainCorp. Ltd. #	29,110,764
4,307,920	Nufarm Ltd. * #	20,814,059

		52,864,848

Brazil: 5.1%
14,354,739	Brasil Foods S.A. (ADR) †	248,767,627
2,868,650	Cosan Ltd. (Class A) (USD)	35,255,709

		284,023,336

Canada: 9.9%
2,304,133	Maple Leaf Foods, Inc.	28,386,842
7,914,965	Potash Corp. of Saskatchewan, Inc. (USD)	451,073,855
6,115,308	Viterra, Inc.	66,405,997

		545,866,694

Chile: 2.3%
1,980,557	Sociedad Quimica y Minera de Chile S.A. (ADR) †	128,181,649

China / Hong Kong: 3.1%
54,964,000	Chaoda Modern Agriculture Holdings Ltd. † #	23,961,514
66,254,100	China Agri-Industries Holdings Ltd. † #	70,399,961
29,138,000	China BlueChemical Ltd. #	24,157,685
115,530,000	Sinofert Holdings Ltd. † #	51,093,249

		169,612,409

Indonesia: 1.8%
25,908,876	Astra Agro Lestari Tbk PT #	71,172,171
112,258,010	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT #	30,540,857

		101,713,028

Ireland: 0.6%
4,829,875	Glanbia Plc	33,892,533

Japan: 3.4%
21,155,000	Kubota Corp. #	187,085,437

Malaysia: 5.7%
105,521,155	IOI Corp. Bhd #	185,409,773
17,563,670	Kuala Lumpur Kepong Bhd #	129,023,959

		314,433,732

Netherlands: 2.7%
3,922,939	CNH Global N.V. (USD) *	151,621,592

Norway: 4.1%
3,989,282	Yara International ASA #	225,379,515

Singapore: 10.5%
24,163,000	First Resources Ltd. † #	27,453,880
199,720,745	Golden Agri-Resources Ltd. #	111,017,467
23,824,520	Indofood Agri Resources Ltd. * † #	31,003,801
35,196,590	Olam International Ltd. † #	78,286,867
75,892,751	Wilmar International Ltd. † #	335,941,772

		583,703,787

Switzerland: 6.4%
1,047,890	Syngenta A.G. * #	353,609,241

United Kingdom: 1.4%
7,698,971	Tate & Lyle Plc #	76,170,728

United States: 41.7%
1,559,851	AGCO Corp. *	76,994,245
2,594,762	Agrium, Inc.	227,716,313
304,378	Andersons, Inc.	12,859,971
9,101,294	Archer-Daniels-Midland Co.	274,404,014
2,422,494	Bunge Ltd.	167,030,961
1,176,107	CF Industries Holdings, Inc.	166,619,079
747,207	Chiquita Brands International, Inc. *	9,728,635
1,257,278	Corn Products International, Inc.	69,502,328
1,924,945	Darling International, Inc. *	34,071,527
4,675,840	Deere & Co.	385,523,008
1,237,062	Intrepid Potash, Inc. * †	40,204,515
206,633	Lindsay Corp. †	14,216,350
5,909,752	Monsanto Co.	428,693,410
3,580,360	Mosaic Co.	242,497,783
2,732,058	Smithfield Foods, Inc. *	59,750,109
5,092,033	Tyson Foods, Inc.	98,887,281

		2,308,699,529

Total Common Stocks
(Cost: $5,218,592,738)		5,530,259,517

MONEY MARKET FUND: 0.1%
(Cost: $3,221,631)
3,221,631	Dreyfus Government Cash Management Fund	3,221,631

Total Investments Before Collateral for Securities Loaned: 99.9%
(Cost: $5,221,814,369)		5,533,481,148

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 2.9%
2,069,636	Bank of New York Institutional Cash Reserve Series B (a) #	540,692
156,957,721	Bank of New York Overnight Government Fund	156,957,721

Total Short-term Investments held as Collateral for Securities Loaned
(Cost: $159,027,357)		157,498,413

OTHER: 0.0%
(Cost: $0)
0	Capital Support Agreement (a) #	992,434

Total Investments: 102.8%
(Cost: $5,380,841,726)		5,691,971,995
Liabilities in excess of other assets: (2.8)%		(153,212,892)

NET ASSETS: 100.0%		$5,538,759,103

See Notes to Financial Statements

ADR	American Depositary Receipt
USD	United States Dollar
(a)

The Fund has entered into a Capital Support Agreement (CSA) with the Bank of New York Mellon Corporation (BNY Mellon), which provides that BNY Mellon, at no cost to the Fund, may provide capital to the Fund for a guaranteed recovery of up to 80% of the par value of the BNY Institutional Cash Reserve Series B, subject to the conditions explained in Note 10. This valuation represents the fair value of the CSA as of June 30, 2011.

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $148,812,572.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $2,066,105,851 which represents 37.3% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Agricultural Chemicals	40.0%	$2,211,044,645
Agricultural Operations	27.3	1,512,732,324
Alternative Waste Technology	0.6	34,071,527
Chemicals - Diversified	2.7	148,995,708
Food - Dairy Products	0.6	33,892,533
Food - Meat Products	7.9	435,791,859
Food - Miscellaneous / Diversified	1.4	79,230,963
Food - Wholesale / Distribution	1.4	78,286,867
Machinery - Farm	14.7	815,440,632
Retail - Miscellaneous / Diversified	0.1	2,940,025
Sugar	2.0	111,426,437
Transport - Services	1.2	66,405,997
Money Market Fund	0.1	3,221,631

	100.0%	$5,533,481,148

The summary of inputs used to value the Fund’s investments as of June 30, 2011 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks:
Argentina	$13,401,459	$—	$—	$13,401,459
Australia	—	52,864,848	—	52,864,848
Brazil	284,023,336	—	—	284,023,336
Canada	545,866,694	—	—	545,866,694
Chile	128,181,649	—	—	128,181,649
China / Hong Kong	—	169,612,409	—	169,612,409
Indonesia	—	101,713,028	—	101,713,028
Ireland	33,892,533	—	—	33,892,533
Japan	—	187,085,437	—	187,085,437
Malaysia	—	314,433,732	—	314,433,732
Netherlands	151,621,592	—	—	151,621,592
Norway	—	225,379,515	—	225,379,515
Singapore	—	583,703,787	—	583,703,787
Switzerland	—	353,609,241	—	353,609,241
United Kingdom	—	76,170,728	—	76,170,728
United States	2,308,699,529	—	—	2,308,699,529
Money Market Funds	160,179,352	540,692	—	160,720,044
Capital Support Agreement	—	—	992,434	992,434

Total	$3,625,866,144	$2,065,113,417	$992,434	$5,691,971,995

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended June 30, 2011:

Balance as of 12/31/10	$873,111
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	119,323
Purchases	—
Sales	—
Transfers in and/or out of level 3	—

Balance as of 6/30/11	$992,434

See Notes to Financial Statements

COAL ETF

SCHEDULE OF INVESTMENTS
June 30, 2011 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.0%
Australia: 9.4%
1,118,824	Aquila Resources Ltd. * † #	$8,663,499
81,232	Coal & Allied Industries Ltd. #	9,188,987
5,290,635	Cockatoo Coal Ltd. * † #	2,104,748
494,124	Gloucester Coal Ltd. * #	4,501,354
999,881	Macarthur Coal Ltd. #	11,774,260
1,524,059	New Hope Corp. Ltd. #	8,543,043
1,618,880	White Energy Co. Ltd. * † #	3,178,482
1,457,769	Whitehaven Coal Ltd. #	9,130,715

		57,085,088

Canada: 0.9%
520,797	SouthGobi Energy Resources Ltd. (HKD) * #	5,643,752

China / Hong Kong: 19.6%
18,134,095	China Coal Energy Co. Ltd. #	24,562,538
10,548,908	China Shenhua Energy Co. Ltd. #	50,552,497
19,550,067	Fushan International Energy Group Ltd. #	11,990,776
6,425,307	Hidili Industry International Development Ltd. #	5,577,686
95,511	Puda Coal, Inc. (USD) * † § #	247,660
6,847,961	Yanzhou Coal Mining Co. Ltd. #	26,386,009

		119,317,166

Indonesia: 12.5%
83,296,715	Adaro Energy Tbk PT #	23,873,617
68,023,500	Bumi Resources Tbk PT #	23,485,514
93,140,647	Darma Henwa Tbk PT * #	1,144,211
9,318,000	Indika Energy Tbk PT #	4,192,109
1,978,552	Indo Tambangraya Megah PT #	10,344,407
5,366,000	Tambang Batubara Bukit Asam Tbk PT #	13,046,652

		76,086,510

Japan: 0.3%
973,000	Nippon Coke & Engineering Co. Ltd. † #	1,673,084

Philippines: 0.7%
915,562	Semirara Mining Corp. #	4,516,380

Singapore: 1.7%
4,107,200	Straits Asia Resources Ltd. #	10,044,690

South Africa: 4.4%
1,014,565	Exxaro Resources Ltd. #	26,787,157

United States: 50.5%
1,033,076	Alpha Natural Resources, Inc. *	46,942,973
1,017,261	Arch Coal, Inc.	27,120,178
293,943	Bucyrus International, Inc.	26,942,815
405,851	Cloud Peak Energy, Inc. *	8,644,626
979,246	Consol Energy, Inc.	47,473,846
79,552	FreightCar America, Inc. *	2,015,848
404,893	Headwaters, Inc. *	1,267,315
236,508	James River Coal Co. *	4,924,097
536,666	Joy Global, Inc.	51,112,070
607,839	Patriot Coal Corp. *	13,530,496
867,565	Peabody Energy Corp.	51,108,254
229,719	Walter Energy, Inc.	26,601,460

		307,683,978

Total Common Stocks
(Cost: $609,617,588)		608,837,805

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 0.9%
187,251	Bank of New York Institutional Cash Reserve Series B (a) #	48,919
5,463,739	Bank of New York Overnight Government Fund	5,463,739

Total Short-Term Investments held as Collateral for Securities Loaned
(Cost: $5,650,990)		5,512,658

OTHER: 0.0%
(Cost: $0)
0	Capital Support Agreement (a) #	89,791

Total Investments: 100.9%
(Cost: $615,268,578)		614,440,254
Liabilities in excess of other assets: (0.9)%		(5,743,971)

NET ASSETS: 100.0%		$608,696,283

HKD	Hong Kong Dollar
USD	United States Dollar
(a)

The Fund has entered into a Capital Support Agreement (CSA) with the Bank of New York Mellon Corporation (BNY Mellon), which provides that BNY Mellon, at no cost to the Fund, may provide capital to the Fund for a guaranteed recovery of up to 80% of the par value of the BNY Institutional Cash Reserve Series B, subject to the conditions explained in Note 10. This valuation represents the fair value of the CSA as of June 30, 2011.

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $5,352,878.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $301,292,537 which represents 49.5% of net assets.

§	Illiquid Security — the aggregate value of illiquid securities is $247,660 which represents 0.0% of net assets.

See Notes to Financial Statements

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Coal	85.0%	$517,163,174
Diversified Minerals	1.7	10,336,583
Energy - Alternate Sources	0.2	1,267,315
Machinery - Construction & Mining	12.8	78,054,885
Miscellaneous Manufacturing	0.3	2,015,848

	100.0%	$608,837,805

The summary of inputs used to value the Fund’s investments as of June 30, 2011 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks
Australia	$—	$57,085,088	$—	$57,085,088
Canada	—	5,643,752	—	5,643,752
China / Hong Kong	—	119,069,506	247,660	119,317,166
Indonesia	—	76,086,510	—	76,086,510
Japan	—	1,673,084	—	1,673,084
Philippines	—	4,516,380	—	4,516,380
Singapore	—	10,044,690	—	10,044,690
South Africa	—	26,787,157	—	26,787,157
United States	307,683,978	—	—	307,683,978
Money Market Funds	5,463,739	48,919	—	5,512,658
Capital Support Agreement	—	—	89,791	89,791

Total	$313,147,717	$300,955,086	$337,451	$614,440,254

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended June 30, 2011:

Balance as of 12/31/10	$78,994
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	10,797
Purchases	—
Sales	—
Transfers in and/or out of level 3	247,660

Balance as of 6/30/11	$337,451

See Notes to Financial Statements

GLOBAL ALTERNATIVE ENERGY ETF

SCHEDULE OF INVESTMENTS
June 30, 2011 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.6%
Austria: 5.1%
155,862	Verbund - Oesterreichische Elektrizis A.G. † #	$6,784,450

Brazil: 3.6%
387,093	Cosan Ltd. (Class A) (USD)	4,757,373

China / Hong Kong: 14.3%
2,801,000	China High Speed Transmission Equipment Group Co. Ltd. #	3,107,248
4,304,000	China Longyuan Power Group Corp. Ltd. † #	4,175,739
825,384	Dongfang Electric Corp. Machinery Co. Ltd. #	3,074,416
314,645	Suntech Power Holdings Co. Ltd. (ADR) * †	2,476,256
172,670	Trina Solar Ltd. (ADR) * †	3,871,261
270,369	Yingli Green Energy Holding Co. Ltd. (ADR) *	2,490,099

		19,195,019

Denmark: 6.7%
384,330	Vestas Wind Systems A/S * #	8,919,714

Germany: 1.8%
22,316	SMA Solar Technology A.G. † #	2,482,337

Italy: 5.8%
2,812,492	Enel Green Power SpA #	7,755,360

Japan: 5.1%
230,204	Kurita Water Industries Ltd. #	6,845,981

Norway: 1.6%
1,217,996	Renewable Energy Corp. A.S. * † #	2,099,654

Spain: 10.8%
504,227	EDP Renovaveis S.A. * #	3,325,489
444,544	Gamesa Corp. Tecnologica S.A. * #	3,590,816
1,706,344	Iberdrola Renovables S.A. #	7,536,211

		14,452,516

Taiwan: 2.7%
832,029	Gintech Energy Corp. #	2,051,149
844,361	Neo Solar Power Corp. #	1,584,508

		3,635,657

United States: 42.1%
133,188	American Superconductor Corp. * †	1,204,020
277,278	Covanta Holding Corp.	4,572,314
217,144	Cree, Inc. * †	7,293,867
108,280	EnerSys, Inc. *	3,726,998
103,886	First Solar, Inc. * †	13,741,001
157,919	International Rectifier Corp. *	4,416,994
91,099	Itron, Inc. *	4,387,328
512,864	MEMC Electronic Materials, Inc. *	4,374,730
71,331	Power Integrations, Inc.	2,741,250
134,598	Sunpower Corp. * †	2,601,779
100,384	Tesla Motors, Inc. * †	2,924,186
90,212	Veeco Instruments, Inc. * †	4,367,163

		56,351,630

Total Common Stocks (Cost: $175,369,078)		133,279,691

MONEY MARKET FUND: 0.1% (Cost: $74,565)
74,565	Dreyfus Government Cash Management Fund	74,565

Total Investments Before Collateral for Securities Loaned: 99.7% (Cost: $175,443,643)		133,354,256

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 26.3%
1,089,236	Bank of New York Institutional Cash Reserve Series B (a) #	284,563
34,925,850	Bank of New York Overnight Government Fund	34,925,850

Total Short-term Investments held as Collateral for Securities Loaned (Cost: $36,015,086)		35,210,413

OTHER: 0.4% (Cost: $0)
0	Capital Support Agreement (a) #	522,311

Total Investments: 126.4% (Cost: $211,458,729)		169,086,980
Liabilities in excess of other assets: (26.4)%		(35,346,534)

NET ASSETS: 100.0%		$133,740,446

ADR	American Depositary Receipt
USD	United States Dollar
(a)

The Fund has entered into a Capital Support Agreement (CSA) with the Bank of New York Mellon Corporation (BNY Mellon), which provides that BNY Mellon, at no cost to the Fund, may provide capital to the Fund for a guaranteed recovery of up to 80% of the par value of the BNY Institutional Cash Reserve Series B, subject to the conditions explained in Note 10. This valuation represents the fair value of the CSA as of June 30, 2011.

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $34,903,646.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $64,139,946 which represents 48.0% of net assets.

See Notes to Financial Statements

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Auto - Cars / Light Trucks	2.2%	$2,924,186
Batteries / Battery System	2.8	3,726,998
Electric - Integrated	5.1	6,784,450
Electronic Component - Semiconductors	13.6	18,185,245
Electronic Measure Instruments	3.3	4,387,328
Energy - Alternate Sources	36.4	48,613,032
Power Conversion / Supply Equipment	21.5	28,742,665
Semiconductor Component - Integrated Circuits	2.1	2,741,250
Semiconductor Equipment	3.3	4,367,163
Sugar	3.6	4,757,373
Superconductor Products & Systems	0.9	1,204,020
Water Treatment Systems	5.1	6,845,981
Money Market Fund	0.1	74,565

	100.0%	$133,354,256

The summary of inputs used to value the Fund’s investments as of June 30, 2011 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks:
Austria	$—	$6,784,450	$—	$6,784,450
Brazil	4,757,373	—	—	4,757,373
China / Hong Kong	8,837,616	10,357,403	—	19,195,019
Denmark	—	8,919,714	—	8,919,714
Germany	—	2,482,337	—	2,482,337
Italy	—	7,755,360	—	7,755,360
Japan	—	6,845,981	—	6,845,981
Norway	—	2,099,654	—	2,099,654
Spain	—	14,452,516	—	14,452,516
Taiwan	—	3,635,657	—	3,635,657
United States	56,351,630	—	—	56,351,630
Money Market Funds	35,000,415	284,563	—	35,284,978
Capital Support Agreement	—	—	522,311	522,311

Total	$104,947,034	$63,617,635	$522,311	$169,086,980

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended June 30, 2011:

Balance as of 12/31/10	$459,512
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	62,799
Purchases	—
Sales	—
Transfers in and/or out of level 3	—

Balance as of 6/30/11	$522,311

See Notes to Financial Statements

GOLD MINERS ETF

SCHEDULE OF INVESTMENTS
June 30, 2011 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.0%
Canada: 64.3%
4,817,078	Agnico-Eagle Mines Ltd. (USD)	$304,102,134
6,057,394	AuRico Gold, Inc. (USD) *	66,570,760
5,707,969	Aurizon Mines Ltd. (USD) *	31,907,547
23,340,927	Barrick Gold Corp. (USD)	1,057,110,584
19,296,067	Eldorado Gold Corp. (USD)	284,424,027
18,783,754	Goldcorp, Inc. (USD)	906,691,805
15,976,735	Great Basin Gold Ltd. (USD) * †	33,391,376
13,172,904	IAMGOLD Corp. (USD)	247,123,679
26,522,120	Kinross Gold Corp. (USD)	419,049,496
2,837,454	Minefinders Corp. (USD) * †	36,915,276
6,932,427	Nevsun Resources Ltd. (USD) †	42,149,156
14,094,292	New Gold, Inc. (USD) *	145,030,265
10,261,851	Northgate Minerals Corp. (USD) * †	26,680,813
3,793,106	Pan American Silver Corp. (USD)	117,169,044
1,453,679	Seabridge Gold, Inc. (USD) * †	41,008,285
9,609,373	Silver Wheaton Corp. (USD)	317,109,309
3,317,354	Tanzanian Royalty Exploration Corp. (USD) * †	21,728,669
25,813,227	Yamana Gold, Inc. (USD)	300,207,830

		4,398,370,055

Peru: 4.4%
7,964,233	Cia de Minas Buenaventura S.A. (ADR) *	302,481,569

South Africa: 12.8%
8,959,241	AngloGold Ashanti Ltd. (ADR)	377,094,454
20,554,652	Gold Fields Ltd. (ADR)	299,892,373
15,116,009	Harmony Gold Mining Co. Ltd. (ADR) †	199,833,639

		876,820,466

United Kingdom: 5.1%
3,200,902	Randgold Resources Ltd. (ADR) †	269,035,813
2,823,085	Silver Standard Resources, Inc. (USD) *	75,348,139

		344,383,952

United States: 13.4%
3,146,804	Coeur d’Alene Mines Corp. *	76,341,465
9,088,631	Golden Star Resources Ltd. *	19,994,988
9,813,995	Hecla Mining Co. *	75,469,621
11,529,747	Newmont Mining Corp.	622,260,446
1,909,946	Royal Gold, Inc. †	111,865,537
2,493,596	Vista Gold Corp. * †	7,056,877

		912,988,934

Total Common Stocks (Cost: $6,866,871,943)		6,835,044,976

MONEY MARKET FUND: 0.1%
6,000	Blackrock Federal Fund	6,000
3,793,715	Dreyfus Government Cash Management Fund	3,793,715

Total Money Market Funds (Cost: $3,799,715)		3,799,715

Total Investments Before Collateral for Securities Loaned: 100.1% (Cost: $6,870,671,658)		6,838,844,691

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 1.7%
2,984,133	Bank of New York Institutional Cash Reserve Series B (a) #	779,604
117,218,226	Bank of New York Overnight Government Fund	117,218,226

Total Short-term Investments held as Collateral for Securities Loaned (Cost: $120,202,359)		117,997,830

OTHER: 0.0% (Cost: $0)
0	Capital Support Agreement (a) #	1,430,954

Total Investments: 101.8% (Cost: $6,990,874,017)		6,958,273,475
Liabilities in excess of other assets: (1.8)%		(121,246,697)

NET ASSETS: 100.0%		$6,837,026,778

ADR	American Depositary Receipt
USD	United States Dollar
(a)

The Fund has entered into a Capital Support Agreement (CSA) with the Bank of New York Mellon Corporation (BNY Mellon), which provides that BNY Mellon, at no cost to the Fund, may provide capital to the Fund for a guaranteed recovery of up to 80% of the par value of the BNY Institutional Cash Reserve Series B, subject to the conditions explained in Note 10. This valuation represents the fair value of the CSA as of June 30, 2011.

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $116,266,950.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $2,210,558 which represents 0.0% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Gold Mining	89.7%	$6,136,692,122
Precious Metals	1.7	113,256,741
Silver Mining	8.5	585,096,113
Money Market Funds	0.1	3,799,715

	100.0%	$6,838,844,691

See Notes to Financial Statements

The summary of inputs used to value the Fund’s investments as of June 30, 2011 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks*	$6,835,044,976	$—	$—	$6,835,044,976
Money Market Funds	121,017,941	779,604	—	121,797,545
Capital Support Agreement	—	—	1,430,954	1,430,954

Total	$6,956,062,917	$779,604	$1,430,954	$6,958,273,475

* See Schedule of Investments for security type and geographic country breakouts.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended June 30, 2011:

Balance as of 12/31/10	$1,258,907
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	172,047
Purchases	—
Sales	—
Transfers in and/or out of level 3	—

Balance as of 6/30/11	$1,430,954

See Notes to Financial Statements

JUNIOR GOLD MINERS ETF

SCHEDULE OF INVESTMENTS
June 30, 2011 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.9%
Australia: 16.9%
21,405,084	Beadell Resources Ltd. * † #	$19,551,707
12,343,588	CGA Mining Ltd. (CAD) *	38,241,973
144,118,213	Focus Minerals Ltd. * † #	10,837,534
12,563,309	Gryphon Minerals Ltd. * #	24,447,285
34,508,194	Integra Mining Ltd. * † #	16,291,953
5,368,232	Kingsgate Consolidated Ltd. † #	46,124,521
7,137,867	Medusa Mining Ltd. #	50,402,661
9,710,716	OceanaGold Corp. (CAD) * †	26,563,351
17,803,352	Perseus Mining Ltd. * † #	49,956,661
11,582,461	Ramelius Resources Ltd. * #	15,906,192
13,196,038	Resolute Mining Ltd. * † #	16,547,772
13,495,987	St. Barbara Ltd. * † #	28,301,787

		343,173,397

Canada: 69.1%
5,093,777	Alamos Gold, Inc. †	84,289,316
3,729,185	Argonaut Gold, Inc. *	20,247,570
3,185,898	Atac Resources Ltd. *	24,098,078
7,370,397	AuRico Gold, Inc. (USD) *	81,000,663
6,730,482	Aurizon Mines Ltd. *	37,658,898
16,658,282	Avion Gold Corp. *	33,485,719
11,138,083	B2Gold Corp. *	37,623,200
7,822,538	Banro Corp. * †	29,665,827
3,337,839	Bear Creek Mining Corp. *	13,315,387
7,326,363	Brigus Gold Corp. *	12,070,166
4,415,569	Colossus Minerals, Inc. *	32,026,715
13,094,394	Crocodile Gold Corp. * †	9,904,577
4,192,698	Dundee Precious Metals, Inc. *	33,929,097
3,403,239	East Asia Minerals Corp. *	11,107,868
12,148,622	ECU Silver Mining, Inc. * †	11,580,906
3,641,307	Endeavour Silver Corp. (USD) * †	30,586,979
3,562,296	Exeter Resource Corp. (USD) * †	14,890,397
3,617,515	Extorre Gold Mines Ltd. * †	46,516,797
4,435,117	First Majestic Silver Corp. *	81,983,719
5,443,158	Fortuna Silver Mines, Inc. *	28,425,569
16,424,640	Gran Colombia Gold Corp. * †	13,785,057
2,920,815	Gran Colombia Gold Corp. Warrants (CAD 2.60, expiring 08/24/15) * †	923,064
19,039,015	Great Basin Gold Ltd. * †	39,060,460
5,707,372	Great Panther Silver Ltd. * †	19,160,590
2,711,117	Greystar Resources Ltd. * †	7,668,997
3,345,904	Guyana Goldfields, Inc. *	23,748,257
3,046,449	International Tower Hill Mines Ltd. * †	22,980,156
6,986,814	Jinshan Gold Mines, Inc. * †	27,220,413
2,522,396	Kirkland Lake Gold, Inc. *	39,726,888
15,764,788	Lake Shore Gold Corp. *	45,900,999
1,957,323	MAG Silver Corp. * †	19,550,921
3,488,092	Minefinders Corp. (USD) * †	45,380,077
8,609,032	Nevsun Resources Ltd.	52,094,857
12,830,675	Northgate Minerals Corp. (USD) * †	33,359,755
3,183,682	Orezone Gold Corp. *	10,787,110
5,610,016	Orko Silver Corp. *	16,217,951
4,003,388	Premier Gold Mines Ltd. * †	23,520,060
2,441,311	Primero Mining Corp. *	8,018,813
2,802,877	Rainy River Resources Ltd. *	27,154,595
21,960,557	Romarco Minerals, Inc. * †	37,317,701
7,560,701	Rubicon Minerals Corp. *	26,871,002
13,092,464	San Gold Corp. * †	44,224,881
7,512,925	Silvercorp Metals, Inc. †	70,528,547
8,481,401	Sulliden Gold Corp Ltd. * †	15,115,542
4,838,414	Timmins Gold Corp. *	11,781,445
15,078,302	Torex Gold Resources Inc *	27,185,002
4,881,283	Trelawney Mining and Exploration, Inc. *	22,962,413

		1,406,653,001

Cayman Islands: 0.6%
5,041,820	Endeavour Mining Corp. (CAD) *	12,067,769

China / Hong Kong: 1.8%
13,132,000	Lingbao Gold Co. Ltd. (Class H) #	7,942,890
19,928,000	Real Gold Mining Ltd. † § #	18,925,944
280,820,000	Sino Prosper State Gold Resources Holdings Ltd. * #	9,598,784

		36,467,618

South Africa: 0.1%
526,093	DRDGOLD Ltd. (ADR) †	2,546,290

United Kingdom: 6.9%
5,983,090	Avocet Mining Plc * #	20,651,880
4,731,859	Highland Gold Mining Ltd. * #	13,527,396
19,756,175	Patagonia Gold Plc *	17,365,368
3,356,187	Silver Standard Resources, Inc. (USD) *	89,576,631

		141,121,275

United States: 4.5%
520,010	Golden Minerals Co. * †	9,245,778
11,286,706	Golden Star Resources Ltd. *	24,830,753
3,385,480	Jaguar Mining, Inc. * †	16,182,594
3,963,484	Paramount Gold and Silver Corp. * †	12,920,958
4,742,990	U.S. Gold Corp. * †	28,600,231

		91,780,314

Total Common Stocks
(Cost: $2,067,283,264)		2,033,809,664

MONEY MARKET FUND: 0.1%
(Cost: $1,364,325)
1,364,325	Dreyfus Government Cash Management Fund	1,364,325

Total Investments Before Collateral for Securities Loaned: 100.0%
(Cost: $2,068,647,589)		2,035,173,989

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 6.9%
(Cost: $139,758,199)
139,758,199	Bank of New York Overnight Government Fund	139,758,199

Total Investments: 106.9%
(Cost: $2,208,405,788)		2,174,932,188
Liabilities in excess of other assets: (6.9)%		(140,258,086)

NET ASSETS: 100.0%		$2,034,674,102

See Notes to Financial Statements

ADR	American Depositary Receipt
CAD	Canadian Dollar
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $131,640,759.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $349,014,967 which represents 17.2% of net assets.

§	Illiquid Security — the aggregate value of illiquid securities is $18,925,944 which represents 0.9% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Diversified Minerals	4.2%	$84,975,608
Gold Mining	68.9	1,402,455,446
Metal - Diversified	2.2	44,593,587
Precious Metals	6.0	123,192,951
Silver Mining	18.6	378,592,072
Money Market Fund	0.1	1,364,325

	100.0%	$2,035,173,989

The summary of inputs used to value the Fund’s investments as of June 30, 2011 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks:
Australia	$64,805,324	$278,368,073	$—	$343,173,397
Canada	1,406,653,001	—	—	1,406,653,001
Cayman Islands	12,067,769	—	—	12,067,769
China / Hong Kong	—	17,541,674	18,925,944	36,467,618
South Africa	2,546,290	—	—	2,546,290
United Kingdom	106,941,999	34,179,276	—	141,121,275
United States	91,780,314	—	—	91,780,314
Money Market Funds	141,122,524	—	—	141,122,524

Total	$1,825,917,221	$330,089,023	$18,925,944	$2,174,932,188

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended June 30, 2011:

Balance as of 12/31/10	$—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfers in and/or out of level 3	18.925,944

Balance as of 6/30/11	$18,925,944

See Notes to Financial Statements

RARE EARTH/STRATEGIC METALS ETF

SCHEDULE OF INVESTMENTS
June 30, 2011 (unaudited)

Number of Shares		Value

COMMON STOCKS: 97.4%
Australia: 20.0%
5,171,465	Alkane Resources Ltd. * † #	$12,009,443
8,221,007	Arafura Resources Ltd. * † #	6,477,554
5,952,623	Galaxy Resources Ltd. * † #	4,788,209
2,132,401	Iluka Resources Ltd. #	38,503,310
2,481,853	International Ferro Metals Ltd. (GBP) * #	645,468
16,035,310	Lynas Corp. Ltd. * † #	30,557,966

		92,981,950

Canada: 19.5%
2,446,364	Avalon Rare Metals, Inc. * †	16,983,358
2,447,331	Neo Material Technologies, Inc. *	23,532,517
1,470,440	Quest Rare Minerals Ltd. *	10,147,270
1,129,132	Rare Element Resources Ltd. (USD) * †	12,522,074
2,766,417	Thompson Creek Metals Co. Inc. * †	27,603,974

		90,789,193

Chile: 2.7%
612,182	Molibdenos y Metales SA	12,413,491

China / Hong Kong: 14.7%
1,172,392	5N Plus, Inc. (CAD) *	10,920,945
23,779,000	China Molybdenum Co. Ltd. (Class H) † #	20,042,510
28,988,000	China Rare Earth Holdings Ltd. * #	9,291,062
45,044,000	Hunan Non-Ferrous Metal Corp. Ltd. * † #	16,158,051
360,830,000	North Mining Shares Co. Ltd. * #	11,844,127

		68,256,695

Ireland: 8.6%
42,039,655	Kenmare Resources Plc (GBP) #	39,786,887

Japan: 9.0%
304,100	OSAKA Titanium Technologies Co. † #	22,198,892
666,400	Toho Titanium Co. Ltd. † #	19,491,667

		41,690,559

Mexico: 3.4%
7,326,650	Cia Minera Autlan S.A.B de C.V. * †	16,025,426

United States: 19.5%
1,794,435	General Moly, Inc. * †	8,003,180
551,859	Molycorp, Inc. * †	33,696,511
579,785	RTI International Metals, Inc. * †	22,246,351
1,461,606	Titanium Metals Corp.	26,776,622

		90,722,664

Total Common Stocks
(Cost: $416,259,928)		452,666,865

PREFERRED STOCK: 1.7%
(Cost: $8,670,168)
Brazil: 1.7%
1,100,600	Cia de Ferro Ligas da Bahia	7,671,969

Total Investments Before Collateral for Securities Loaned: 99.1%
(Cost: $424,930,096)		460,338,834

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 15.5%
(Cost: $72,120,893)
72,120,893	Bank of New York Overnight Government Fund	72,120,893

Total Investments: 114.6%
(Cost: $497,050,989)		532,459,727
Liabilities in excess of other assets: (14.6)%		(67,818,954)

NET ASSETS: 100.0%		$464,640,773

CAD	Canadian Dollar
GBP	British Pound
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $69,265,148.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $231,795,146 which represents 49.9% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Advanced Materials / Products	5.1%	$23,532,517
Diversified Minerals	28.1	129,365,449
Metal - Diversified	24.5	112,893,042
Metal - Iron	5.2	23,697,395
Metal Processors & Fabricator	4.8	22,246,351
Mining	0.1	645,468
Non-Ferrous Metals	32.2	147,958,612

	100.0%	$460,338,834

See Notes to Financial Statements

The summary of inputs used to value the Fund’s investments as of June 30, 2011 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks:
Australia	$—	$92,981,950	$—	$92,981,950
Canada	90,789,193	—	—	90,789,193
Chile	12,413,491	—	—	12,413,491
China / Hong Kong	10,920,945	57,335,750	—	68,256,695
Ireland	—	39,786,887	—	39,786,887
Japan	—	41,690,559	—	41,690,559
Mexico	16,025,426	—	—	16,025,426
United States	90,722,664	—	—	90,722,664
Preferred Stock*	7,671,969	—	—	7,671,969
Money Market Fund	72,120,893	—	—	72,120,893

Total	$300,664,581	$231,795,146	$—	$532,459,727

*  See Schedule of Investments for security type and geographic country breakouts.

See Notes to Financial Statements

RVE HARD ASSETS PRODUCERS ETF

SCHEDULE OF INVESTMENTS
June 30, 2011 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.9%
Argentina: 0.1%
9,106	Cresud S.A.C.I.F. y S.A. (ADR)	$147,881

Australia: 4.3%
86,856	Alumina Ltd. #	198,563
19,849	Aquarius Platinum Ltd. #	100,712
112,588	BHP Billiton Ltd. #	5,311,335
63,594	BlueScope Steel Ltd. #	82,610
390	Coal & Allied Industries Ltd. #	44,117
43,945	Fortescue Metals Group Ltd. #	300,979
48,586	GrainCorp. Ltd. #	433,468
14,682	Iluka Resources Ltd. #	265,103
38,494	Newcrest Mining Ltd. #	1,556,931
46,515	OneSteel Ltd. #	92,721
33,993	Origin Energy Ltd. #	576,923
11,362	OZ Minerals Ltd. #	161,386
23,689	PanAust Ltd. * #	96,263
27,919	Santos Ltd. #	406,336
19,184	Woodside Petroleum Ltd. #	844,802
6,589	WorleyParsons Ltd. #	200,251

		10,672,500

Austria: 0.3%
734	Mayr-Melnhof Karton A.G. #	86,741
5,069	OMV A.G. #	221,401
5,855	Verbund - Oesterreichische Elektrizis A.G. #	254,860
3,956	Voestalpine A.G. #	218,147

		781,149

Bermuda: 0.1%
9,177	Nabors Industries Ltd. (USD) *	226,121

Brazil: 1.9%
6,685	Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	398,894
6,400	Cia de Saneamento de Minas Gerais-COPA S.A.	128,225
28,096	Cia Siderurgica Nacional S.A. (ADR) †	350,076
19,200	Fibria Celulose S.A.	250,592
31,361	Gerdau S.A. (ADR)	329,918
48,154	Petroleo Brasileiro S.A. (ADR)	1,630,494
11,900	SLC Agricola S.A.	141,071
46,845	Vale S.A. (ADR)	1,496,698

		4,725,968

Canada: 13.1%
8,523	Agnico-Eagle Mines Ltd. (USD)	538,057
50,395	Barrick Gold Corp. (USD)	2,282,390
13,847	Cameco Corp. (USD) †	364,868
35,022	Canadian Natural Resources Ltd. (USD)	1,466,021
8,145	Canfor Corp. *	89,037
7,977	Centerra Gold, Inc.	132,247
4,222	Detour Gold Corp. *	122,272
4,182	Domtar Corp. (USD)	396,119
27,683	Eldorado Gold Corp. (USD)	408,047
24,729	Enbridge, Inc. (USD)	802,703
23,484	EnCana Corp. (USD)	723,072
6,859	European Goldfields Ltd. *	71,781
3,023	First Quantum Minerals Ltd.	440,467
11,776	Gabriel Resources Ltd. *	81,264
40,276	Goldcorp, Inc. (USD)	1,944,123
8,309	Husky Energy, Inc. †	226,429
18,898	IAMGOLD Corp.	355,206
8,121	Imperial Oil Ltd. (USD) †	378,357
2,552	Inmet Mining Corp.	183,513
15,194	Ivanhoe Mines Ltd. *	383,668
57,272	Kinross Gold Corp. (USD)	904,898
17,970	Lundin Mining Corp. *	137,787
16,830	Nexen, Inc. (USD)	378,675
19,271	Osisko Mining Corp. *	299,319
8,572	Pacific Rubiales Energy Corp.	229,599
5,438	Pan American Silver Corp. (USD)	167,980
209,409	Potash Corp. of Saskatchewan, Inc. (USD)	11,934,219
13,740	Semafo, Inc. *	105,210
17,814	Silver Wheaton Corp. (USD)	587,862
50,243	Suncor Energy, Inc. (USD)	1,964,501
32,911	Talisman Energy, Inc. (USD)	674,346
16,995	Teck Cominco Ltd. (USD)	862,326
7,090	TransAlta Corp. †	151,262
22,433	TransCanada Corp. (USD) †	983,463
16,119	Uranium One, Inc. †	44,427
91,060	Viterra, Inc.	988,819
3,014	West Fraser Timber Co. Ltd.	164,176
37,562	Yamana Gold, Inc. (USD)	436,846

		32,405,356

Chile: 0.3%
2,591	Cap S.A.	123,315
12,115	Empresas CMPC S.A.	645,090
50,937	Inversiones Aguas Metropolitanas S.A.	77,729

		846,134

China / Hong Kong: 2.6%
5,535	Aluminum Corp of China Ltd. (ADR) †	120,165
37,500	Angang New Steel Co. Ltd. #	41,273
653,168	Chaoda Modern Agriculture Holdings Ltd. † #	284,748
391,042	China Agri-Industries Holdings Ltd. #	415,512
130,752	China Coal Energy Co. Ltd. #	177,103
46,500	China Molybdenum Co. Ltd. (Class H) #	39,193
50,000	China Oilfield Services Ltd. (Class H) #	91,478
536,083	China Petroleum & Chemical Corp. #	544,206
108,391	China Shenhua Energy Co. Ltd. #	519,432
508,179	CNOOC Ltd. #	1,197,025
39,900	Dongfang Electric Corp. Machinery Co. Ltd. #	148,621
49,200	Fosun International Ltd. #	37,593
113,400	Huaneng Power International, Inc. #	60,019
14,200	Inner Mongolia Yitai Coal Co. (USD) #	83,094
19,092	JA Solar Holdings Co. Ltd. (ADR) * †	105,961
49,000	Jiangxi Copper Co. Ltd. (Class H) #	163,849
70,200	Kunlun Energy Co. Ltd. #	121,107
176,500	Lee & Man Paper Manufacturing Ltd. † #	108,091
60,500	Maanshan Iron and Steel Co. Ltd. (Class H) † #	28,086
153,857	Nine Dragons Paper Holdings Ltd. † #	134,534
674,440	PetroChina Co. Ltd. (Class H) #	990,665
56,800	Shandong Chenming Paper Holdings Ltd. (Class B) #	38,002
25,083	Sino-Forest Corp. (CAD) *	83,168
14,802	Suntech Power Holdings Co. Ltd. (ADR) * †	116,492

See Notes to Financial Statements

Number of Shares		Value

China / Hong Kong: (continued)
9,221	Trina Solar Ltd. (ADR) * †	$206,735
62,500	Yanzhou Coal Mining Co. Ltd. #	240,820
44,000	Zhaojin Mining Industry Co. Ltd. † #	90,776
303,361	Zijin Mining Group Ltd. #	152,693

		6,340,441

Denmark: 0.2%
23,908	Vestas Wind Systems A/S * #	554,868

Finland: 0.3%
4,086	Neste Oil Oyj #	64,086
3,924	Outokumpu Oyj † #	51,988
2,969	Rautaruukki Oyj † #	67,094
62,417	Stora Enso Oyj (R Shares) #	655,330

		838,498

France: 2.9%
351	Eramet S.A. #	116,108
33,013	Suez Environnement Co. #	657,751
3,492	Technip S.A. #	374,235
74,998	Total S.A. #	4,334,996
58,581	Veolia Environnement S.A. #	1,650,104

		7,133,194

Germany: 0.4%
3,285	BayWa A.G. #	137,271
535	KWS Saat AG #	121,537
1,339	Salzgitter A.G. #	102,073
9,834	Solarworld A.G. † #	131,796
11,687	ThyssenKrupp A.G. #	607,104

		1,099,781

Hungary: 0.1%
1,507	MOL Hungarian Oil & Gas NyRt * #	172,825

India: 0.5%
25,613	Reliance Industries Ltd. (GDR) * #	1,028,885
7,075	Sterlite Industries India Ltd. (ADR) *	106,479

		1,135,364

Indonesia: 0.4%
573,000	Adaro Energy Tbk PT #	164,227
78,244	Astra Agro Lestari Tbk PT #	214,938
2,353,500	Bakrie Sumatera Plantations Tbk PT #	115,684
663,500	Bumi Resources Tbk PT #	229,077
73,954	International Nickel Indonesia Tbk PT #	38,923
729,000	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT #	198,331

		961,180

Ireland: 0.1%
12,247	Smurfit Kappa Group Plc * #	146,208

Italy: 1.0%
89,130	ENI S.p.A. #	2,111,850
8,042	Saipem S.p.A. #	415,206

		2,527,056

Japan: 1.8%
5,717	Hitachi Metals Ltd. #	80,529
68	Inpex Holdings, Inc. #	501,149
15,764	JFE Holdings, Inc. #	432,167
70,300	JX Holdings, Inc. #	471,348
86,135	Kobe Steel Ltd. #	195,258
12,065	Kurita Water Industries Ltd. #	358,798
40,429	Mitsubishi Materials Corp. #	126,979
10,200	Nippon Paper Group, Inc. #	225,614
186,973	Nippon Steel Corp. #	604,654
58,014	Nippon Suisan Kaisha Ltd. #	190,127
91,076	OJI Paper Co. Ltd. #	435,428
22,370	Rengo Co. Ltd. #	147,357
14,383	Sumitomo Forestry Co. Ltd. #	131,438
121,301	Sumitomo Metal Industries Ltd. #	271,637
18,923	Sumitomo Metal Mining Ltd. #	309,909
8,400	TonenGeneral Sekiyu K.K. † #	102,997

		4,585,389

Luxembourg: 0.7%
32,403	ArcelorMittal #	1,126,623
4,241	Evraz Group S.A. (GDR) * † # Reg S	132,036
7,540	Tenaris S.A. (ADR) †	344,804
2,617	Ternium S.A. (ADR)	77,280

		1,680,743

Malaysia: 1.0%
55,751	Genting Plantation Bhd #	146,461
753,294	IOI Corp. Bhd #	1,323,603
97,678	Kuala Lumpur Kepong Bhd #	717,550
312,300	Kulim Malaysia Bhd #	367,725
38,400	Kulim Malaysia Bhd Warrants (MYR 3.85, expiring 02/27/16) *	11,700

		2,567,039

Mexico: 0.3%
35,000	Gruma, S.A. de C.V. (Class B) *	72,526
131,753	Grupo Mexico, S.A.B. de C.V.	434,349
6,252	Industrias Penoles, S.A. de C.V.	235,645

		742,520

Netherlands: 1.6%
6,426	CNH Global N.V. (USD) *	248,365
8,604	Nutreco Holding N.V. #	632,261
86,092	Royal Dutch Shell Plc (GBP) #	3,073,233

		3,953,859

Norway: 2.0%
12,795	Cermaq ASA * #	205,931
613,249	Marine Harvest ASA #	494,656
32,011	Norsk Hydro ASA #	246,401
70,524	Renewable Energy Corp. A.S. * † #	121,574
11,220	SeaDrill Ltd. #	396,666
33,604	Statoil ASA #	855,428
45,575	Yara International ASA #	2,574,817

		4,895,473

Papua N.Guinea: 0.1%
34,444	Oil Search Ltd. (AUD) #	246,123

Peru: 0.2%
10,842	Cia de Minas Buenaventura S.A. (ADR) *	411,779
7,849	Hochschild Mining Plc (GBP) #	57,868

		469,647

Poland: 0.2%
4,786	KGHM Polska Miedz S.A. * #	343,428
9,900	Polski Koncern Naftowy Orlen S.A. * #	186,718
51,250	Polskie Gornictwo Naftowe I Gazownictwo S.A. #	78,545

		608,691

See Notes to Financial Statements

RVE HARD ASSETS PRODUCERS ETF

SCHEDULE OF INVESTMENTS
(continued)

Number of Shares		Value

Portugal: 0.1%
8,824	Galp Energia, SGPS, S.A. † #	$210,406
19,212	Portucel-Empresa Productora de Pasta e Papel S.A. #	63,822

		274,228

Russia: 2.7%
28,316	JSC MMC Norilsk Nickel (ADR) * #	741,990
13,622	Lukoil (ADR) #	867,756
4,041	Magnitogorsk Iron & Steel Works (GDR) * # Reg S	46,068
4,819	Mechel OAO (ADR)	115,126
4,683	Novatek OAO (GDR) # Reg S	647,625
2,963	Novolipetsk Steel (GDR) #	115,540
189,007	OAO Gazprom (ADR) * #	2,759,115
6,485	Polymetal (GDR) * # Reg S	125,106
6,537	Polyus Gold Co. (ADR) †	205,262
52,123	Rosneft Oil Co. (GDR) * #	439,414
6,233	Severstal (GDR) # Reg S	115,127
31,261	Surgutneftegaz (ADR) * #	309,567
7,700	Tatneft (ADR) # Reg S	332,115

		6,819,811

Singapore: 1.7%
1,528,119	Golden Agri-Resources Ltd. #	849,426
68,650	Hyflux Ltd. † #	111,462
422,381	Olam International Ltd. #	939,491
527,064	Wilmar International Ltd. #	2,333,066

		4,233,445

South Africa: 1.8%
3,356	African Rainbow Minerals Ltd. #	93,451
2,619	Anglo Platinum Ltd. #	243,091
19,213	AngloGold Ashanti Ltd. (ADR)	808,675
4,096	ArcelorMittal South Africa Ltd. #	47,804
1,691	Assore Ltd.	54,766
10,323	Astral Foods Ltd.	194,917
5,423	Exxaro Resources Ltd. #	143,181
35,518	Gold Fields Ltd. (ADR)	518,208
18,380	Harmony Gold Mining Co. Ltd. (ADR) †	242,984
24,938	Impala Platinum Holdings Ltd. #	671,228
2,722	Kumba Iron Ore Ltd. #	194,608
12,659	Northern Platinum Ltd. #	79,517
54,745	Sappi Ltd. * † #	278,892
15,019	Sasol Ltd. #	790,306

		4,361,628

South Korea: 1.0%
1,981	Hyundai Steel Co. #	241,485
484	Korea Zinc Co. Ltd. #	186,444
2,504	POSCO #	1,087,878
1,967	SK Energy Co. Ltd. #	371,398
1,023	SK Holdings Co. Ltd. #	178,331
1,316	S-Oil Corp. #	170,601
6,192	Woongjin Coway Co. Ltd. #	220,834

		2,456,971

Spain: 0.5%
3,722	Acerinox S.A. † #	67,855
22,987	Gamesa Corp. Tecnologica S.A. * #	185,678
2,609	Pescanova SA	112,345
25,608	Repsol YPF S.A. † #	888,042

		1,253,920

Sweden: 0.5%
9,596	Boliden AB #	177,650
4,116	Holmen AB (B Shares) #	128,656
2,442	SSAB AB (B Shares) #	32,053
61,455	Svenska Cellulosa AB (B Shares) #	868,568

		1,206,927

Switzerland: 3.8%
7,430	Ferrexpo Plc (GBP) #	56,100
8,053	Noble Corp. (USD)	317,369
23,176	Syngenta A.G. * #	7,820,714
10,206	Transocean, Inc. (USD)	658,899
23,800	Weatherford International Ltd. (USD) *	446,250

		9,299,332

Taiwan: 0.2%
374,085	China Steel Corp. #	451,132
52,420	Formosa Petrochemical Corp. #	184,836

		635,968

Turkey: 0.1%
38,251	Eregli Demir ve Celik Fabrikalari T.A.S. #	97,596
3,919	Tupras-Turkiye Petrol Rafinerileri A.S. #	96,190

		193,786

United Kingdom: 8.5%
9,145	Acergy S.A. (NOK) * #	235,198
10,995	African Minerals Ltd. * #	91,646
46,399	Anglo American Plc #	2,301,827
13,610	Antofagasta Plc #	304,662
108,236	BG Group Plc #	2,458,364
602,555	BP Plc #	4,437,991
44,736	Cairn Energy Plc * #	298,434
164,911	Centrica Plc #	856,564
7,281	ENSCO International Plc (ADR)	388,077
7,432	Kazakhmys Plc #	164,797
7,694	Lonmin Plc #	179,606
37,430	Mondi Plc #	372,667
44,605	Northumbrian Water Group Plc #	297,631
41,994	Pennon Group Plc #	470,422
7,948	Petrofac Ltd. #	193,332
8,093	Petropavlovsk Plc #	94,863
4,589	Randgold Resources Ltd. (ADR)	385,705
52,634	Rio Tinto Plc #	3,801,663
27,873	Severn Trent Plc #	658,721
28,426	Tullow Oil Plc #	566,255
80,008	United Utilities Group Plc #	769,762
3,615	Vedanta Resources Plc #	121,559
68,252	Xstrata Plc #	1,503,746

		20,953,492

United States: 42.5%
23,227	AGCO Corp. *	1,146,485
38,637	Agrium, Inc.	3,390,783
11,177	Alacer Gold Corp. (CAD) *	93,576
37,318	Alcoa, Inc.	591,864
3,723	Allegheny Technologies, Inc.	236,299
3,914	Allied Nevada Gold Corp. *	138,438
7,235	Alpha Natural Resources, Inc. *	328,758
15,889	Anadarko Petroleum Corp.	1,219,640
4,655	Andersons, Inc.	196,674
12,246	Apache Corp.	1,511,034
16,222	Aqua America, Inc.	356,560
167,095	Archer-Daniels-Midland Co.	5,037,914

See Notes to Financial Statements

Number of Shares		Value

United States: (continued)
13,880	Baker Hughes, Inc.	$1,007,133
2,601	Bucyrus International, Inc.	238,408
36,072	Bunge Ltd.	2,487,164
3,336	Cabot Oil & Gas Corp.	221,210
7,825	Cameron International Corp. *	393,519
17,513	CF Industries Holdings, Inc.	2,481,067
21,003	Chesapeake Energy Corp.	623,579
64,199	Chevron Corp.	6,602,225
2,732	Cimarex Energy Co.	245,661
5,075	Cliffs Natural Resources, Inc.	469,184
4,514	Coeur d’Alene Mines Corp. *	109,510
3,301	Concho Resources, Inc. *	303,197
45,141	ConocoPhillips	3,394,152
7,238	Consol Energy, Inc.	350,898
1,557	Continental Resources, Inc. *	101,065
18,692	Corn Products International, Inc.	1,033,294
28,663	Darling International, Inc. *	507,335
102,825	Deere & Co.	8,477,921
12,687	Denbury Resources, Inc. *	253,740
13,509	Devon Energy Corp.	1,064,644
2,220	Diamond Offshore Drilling, Inc. †	156,310
24,557	El Paso Corp.	496,051
8,573	EOG Resources, Inc.	896,307
4,772	EQT Corp.	250,625
157,317	Exxon Mobil Corp.	12,802,458
6,371	First Solar, Inc. * †	842,692
7,675	FMC Technologies, Inc. *	343,763
33,235	Freeport-McMoRan Copper & Gold, Inc.	1,758,132
12,923	Graphic Packaging Holding Co. *	70,301
29,221	Halliburton Co.	1,490,271
14,079	Hecla Mining Co. *	108,268
3,416	Helmerich & Payne, Inc.	225,866
9,657	Hess Corp.	721,957
44,566	International Paper Co.	1,328,958
4,765	Itron, Inc. *	229,482
3,355	Joy Global, Inc.	319,530
3,077	Lindsay Corp. †	211,698
22,741	Marathon Oil Corp.	1,197,996
7,490	McDermott International, Inc. *	148,377
17,295	MeadWestvaco Corp.	576,096
131,310	Monsanto Co.	9,525,227
67,832	Mosaic Co.	4,594,261
6,177	Murphy Oil Corp.	405,582
16,282	Nalco Holding Co.	452,802
13,511	National Oilwell Varco, Inc.	1,056,695
4,223	Newfield Exploration Co. *	287,248
24,896	Newmont Mining Corp.	1,343,637
5,636	Noble Energy, Inc.	505,155
11,088	Nucor Corp.	457,047
25,960	Occidental Petroleum Corp.	2,700,878
2,346	Ormat Technologies, Inc. †	51,635
10,223	Packaging Corp. of America	286,142
8,646	Peabody Energy Corp.	509,336
9,702	Petrohawk Energy Corp. *	239,348
18,917	Pilgrim’s Pride Corp. *	102,341
3,729	Pioneer Natural Resources Co.	334,007
4,503	Plains Exploration & Production Co. *	171,654
5,645	QEP Resources, Inc.	236,130
5,130	Range Resources Corp.	284,715
2,625	Reliance Steel & Aluminum Co.	130,331
6,936	Rock-Tenn Co. (Class A)	460,134
43,335	Schlumberger Ltd.	3,744,144
80	Seaboard Corp.	193,440
40,682	Smithfield Foods, Inc. *	889,715
5,964	Southern Copper Corp.	196,037
11,110	Southwestern Energy Co. *	476,397
20,758	Spectra Energy Corp. †	568,977
7,663	Steel Dynamics, Inc.	124,524
4,596	Sunpower Corp. * †	88,841
11,040	Temple-Inland, Inc.	328,330
17,699	Tractor Supply Co.	1,183,709
73,452	Tyson Foods, Inc.	1,426,438
4,884	Ultra Petroleum Corp. *	223,687
5,044	United States Steel Corp. †	232,226
18,211	Valero Energy Corp.	465,655
54,894	Weyerhaeuser Co.	1,199,983
3,772	Whiting Petroleum Corp. *	214,665
18,783	Williams Companies, Inc.	568,186

		105,047,328

Total Common Stocks
(Cost: $211,177,388)		247,200,844

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 2.9%
(Cost: $7,103,140)
7,103,140	Bank of New York Overnight Government Fund	7,103,140

Total Investments: 102.8%
(Cost: $218,280,528)		254,303,984
Liabilities in excess of other assets: (2.8)%		(6,931,541)

NET ASSETS: 100.0%		$247,372,443

See Notes to Financial Statements

RVE HARD ASSETS PRODUCERS ETF

SCHEDULE OF INVESTMENTS
(continued)

ADR	American Depositary Receipt
AUD	Australian Dollar
CAD	Canadian Dollar
GBP	British Pound
GDR	Global Depositary Receipt
MYR	Malaysian Ringgit
NOK	Norwegian Krone
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $6,897,105.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $96,778,025 which represents 39.1% of net assets.

Reg S

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Agriculture	28.4%	$70,099,259
Alternative Energy Sources	1.5	3,688,613
Base/Industrial Metals	13.3	32,908,197
Basic Materials	3.0	7,378,323
Consumer, Non-cyclical	0.3	754,378
Energy	40.4	99,760,350
Forest Products	4.3	10,588,937
Industrial	0.1	308,709
Precious Metals	6.2	15,463,181
Utilities	0.3	785,976
Water	2.2	5,464,921

	100.0%	$247,200,844

See Notes to Financial Statements

The summary of inputs used to value the Fund’s investments as of June 30, 2011 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks:
Argentina	$147,881	$—	$—	$147,881
Australia	—	10,672,500	—	10,672,500
Austria	—	781,149	—	781,149
Bermuda	226,121	—	—	226,121
Brazil	4,725,968	—	—	4,725,968
Canada	32,405,356	—	—	32,405,356
Chile	846,134	—	—	846,134
China / Hong Kong	632,521	5,707,920	—	6,340,441
Denmark	—	554,868	—	554,868
Finland	—	838,498	—	838,498
France	—	7,133,194	—	7,133,194
Germany	—	1,099,781	—	1,099,781
Hungary	—	172,825	—	172,825
India	106,479	1,028,885	—	1,135,364
Indonesia	—	961,180	—	961,180
Ireland	—	146,208	—	146,208
Italy	—	2,527,056	—	2,527,056
Japan	—	4,585,389	—	4,585,389
Luxembourg	422,084	1,258,659	—	1,680,743
Malaysia	11,700	2,555,339	—	2,567,039
Mexico	742,520	—	—	742,520
Netherlands	248,365	3,705,494	—	3,953,859
Norway	—	4,895,473	—	4,895,473
Papua N.Guinea	—	246,123	—	246,123
Peru	411,779	57,868	—	469,647
Poland	—	608,691	—	608,691
Portugal	—	274,228	—	274,228
Russia	320,388	6,499,423	—	6,819,811
Singapore	—	4,233,445	—	4,233,445
South Africa	1,819,550	2,542,078	—	4,361,628
South Korea	—	2,456,971	—	2,456,971
Spain	112,345	1,141,575	—	1,253,920
Sweden	—	1,206,927	—	1,206,927
Switzerland	1,422,518	7,876,814	—	9,299,332
Taiwan	—	635,968	—	635,968
Turkey	—	193,786	—	193,786
United Kingdom	773,782	20,179,710	—	20,953,492
United States	105,047,328	—	—	105,047,328
Money Market Fund	7,103,140	—	—	7,103,140

Total	$157,525,959	$96,778,025	$—	$254,303,984

See Notes to Financial Statements

SOLAR ENERGY ETF

SCHEDULE OF INVESTMENTS
June 30, 2011 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.8%
Canada: 1.7%
44,076	Canadian Solar, Inc. (USD) * †	$506,874

China / Hong Kong: 31.5%
64,589	5N Plus, Inc. (CAD) *	601,653
32,724	China Sunergy Co. Ltd. (ADR) *	64,794
20,066	Daqo New Energy Corp. (ADR) *	157,317
49,330	Hanwha SolarOne Co. Ltd. (ADR) *	314,725
198,642	JA Solar Holdings Co. Ltd. (ADR) *	1,102,463
18,899	JinkoSolar Holding Co. Ltd. (ADR) * †	501,202
112,527	LDK Solar Co. Ltd. (ADR) * †	825,948
95,757	Renesola Ltd. (ADR) * †	499,852
165,358	Suntech Power Holdings Co. Ltd. (ADR) * †	1,301,367
109,585	Trina Solar Ltd. (ADR) * †	2,456,896
158,303	Yingli Green Energy Holding Co. Ltd. (ADR) * †	1,457,971

		9,284,188

Germany: 14.6%
15,899	Centrotherm Photovoltaics A.G. * #	701,858
11,078	Phoenix Solar A.G. * #	276,148
162,797	Q-Cells A.G. * † #	309,365
11,421	SMA Solar Technology A.G. † #	1,270,423
18,782	Solar Millenium A.G. * † #	497,388
93,100	Solarworld A.G. † #	1,247,731

		4,302,913

Norway: 3.5%
602,690	Renewable Energy Corp. A.S. * #	1,038,953

Spain: 0.6%
57,635	Solaria Energia y Medio Ambiente S.A. #	167,268

Taiwan: 13.8%
302,000	Danen Technology Corp. * #	485,982
479,799	Gintech Energy Corp. #	1,182,818
232,202	Green Energy Technology, Inc. #	807,450
469,395	Neo Solar Power Corp. #	880,856
318,092	Solartech Energy Corp. #	706,600

		4,063,706

United States: 34.1%
74,883	Energy Conversion Devices, Inc. * †	88,362
24,085	First Solar, Inc. * †	3,185,723
187,740	GT Solar International, Inc. *	3,041,388
302,712	MEMC Electronic Materials, Inc. *	2,582,133
58,069	Sunpower Corp. * †	1,122,474

		10,020,080

Total Common Stocks
(Cost: $35,510,381)		29,383,982

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 24.9%
100,397	Bank of New York Institutional Cash Reserve Series B (a) #	26,229
7,310,588	Bank of New York Overnight Government Fund	7,310,588

Total Short-term Investments held as Collateral for Securities Loaned
(Cost: $7,410,985)		7,336,817

OTHER: 0.2%
(Cost: $0)
0	Capital Support Agreement (a) #	48,142

Total Investments: 124.9%
(Cost: $42,921,366)		36,768,941
Liabilities in excess of other assets: (24.9)%		(7,340,472)

NET ASSETS: 100.0%		$29,428,469

ADR	American Depositary Receipt
CAD	Canadian Dollar
USD	United States Dollar
(a)

The Fund has entered into a Capital Support Agreement (CSA) with the Bank of New York Mellon Corporation (BNY Mellon), which provides that BNY Mellon, at no cost to the Fund, may provide capital to the Fund for a guaranteed recovery of up to 80% of the par value of the BNY Institutional Cash Reserve Series B, subject to the conditions explained in Note 10. This valuation represents the fair value of the CSA as of June 30, 2011.

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $7,152,511.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $9,647,211 which represents 32.8% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Chemicals - Specialty	0.5%	$157,317
Electronic Component - Semiconductors	35.1	10,327,579
Energy - Alternate Sources	38.8	11,404,688
Non-Ferrous Metals	2.1	601,653
Power Conversion / Supply Equipment	21.1	6,190,887
Semiconductor Equipment	2.4	701,858

	100.0%	$29,383,982

See Notes to Financial Statements

The summary of inputs used to value the Fund’s investments as of June 30, 2011 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks:
Canada	$506,874	$—	$—	$506,874
China / Hong Kong	9,284,188	—	—	9,284,188
Germany	—	4,302,913	—	4,302,913
Norway	—	1,038,953	—	1,038,953
Spain	—	167,268	—	167,268
Taiwan	—	4,063,706	—	4,063,706
United States	10,020,080	—	—	10,020,080
Money Market Funds	7,310,588	26,229	—	7,336,817
Capital Support Agreement	—	—	48,142	48,142

Total	$27,121,730	$9,599,069	$48,142	$36,768,941

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended June 30, 2011:

Balance as of 12/31/10	$42,354
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	5,788
Purchases	—
Sales	—
Transfers in and/or out of level 3	—

Balance as of 6/30/11	$48,142

See Notes to Financial Statements

STEEL ETF

SCHEDULE OF INVESTMENTS
June 30, 2011 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.0%
Brazil: 22.0%
882,635	Cia Siderurgica Nacional S.A. (ADR) †	$10,997,632
1,074,669	Gerdau S.A. (ADR)	11,305,518
827,295	Vale S.A. (ADR)	26,432,075

		48,735,225

Luxembourg: 13.7%
599,038	ArcelorMittal (USD) †	20,822,561
324,056	Ternium S.A. (ADR) †	9,569,374

		30,391,935

Mexico: 1.0%
292,482	Grupo Simec, S.A.B. de C.V. (ADR) * †	2,205,314

Russia: 4.1%
376,647	Mechel OAO (ADR)	8,998,097

South Korea: 6.6%
133,840	POSCO (ADR)	14,537,701

United Kingdom: 12.1%
370,423	Rio Tinto Plc (ADR)	26,788,991

United States: 40.5%
40,589	A.M. Castle & Co. *	674,183
194,399	AK Steel Holding Corp.	3,063,728
160,191	Allegheny Technologies, Inc.	10,167,323
77,613	Carpenter Technology Corp.	4,476,718
108,365	Cliffs Natural Resources, Inc.	10,018,344
203,529	Commercial Metals Co.	2,920,641
53,610	Gibraltar Industries, Inc. *	606,865
18,162	LB Foster Co.	597,711
239,841	Nucor Corp.	9,886,246
19,219	Olympic Steel, Inc.	529,099
198,593	Reliance Steel & Aluminum Co.	9,860,143
49,105	Schnitzer Steel Industries, Inc.	2,828,448
603,115	Steel Dynamics, Inc.	9,800,619
199,724	Timken Co.	10,066,090
225,182	United States Steel Corp. †	10,367,379
12,526	Universal Stainless & Alloy, Inc. *	585,716
130,946	Worthington Industries, Inc. †	3,024,853

		89,474,106

Total Common Stocks
(Cost: $254,782,712)		221,131,369

MONEY MARKET FUND: 0.1%
(Cost: $213,583)
213,583	Dreyfus Government Cash Management Fund	213,583

Total Investments Before Collateral for Securities Loaned: 100.1%
(Cost: $254,996,295)		221,344,952

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 14.8%
594,624	Bank of New York Institutional Cash Reserve Series B (a) #	155,345
32,445,794	Bank of New York Overnight Government Fund	32,445,794

Total Short-term Investments held as Collateral for Securities Loaned
(Cost: $33,040,418)		32,601,139

OTHER: 0.1%
(Cost: $0)
0	Capital Support Agreement (a) #	285,134

Total Investments: 115.0%
(Cost: $288,036,713)		254,231,225
Liabilities in excess of other assets: (15.0)%		(33,195,266)

NET ASSETS: 100.0%		$221,035,959

ADR	American Depositary Receipt
USD	United States Dollar
(a)	The Fund has entered into a Capital Support Agreement (CSA) with the Bank of New York Mellon Corporation (BNY Mellon), which provides that BNY

Mellon, at no cost to the Fund, may provide capital to the Fund for a guaranteed recovery of up to 80% of the par value of the BNY Institutional Cash Reserve Series B, subject to the conditions explained in Note 10. This valuation represents the fair value of the CSA as of June 30, 2011.

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $32,224,562.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $440,479 which represents 0.2% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Building & Construction	0.3%	$606,865
Diversified Minerals	11.9	26,432,075
Metal - Diversified	12.1	26,788,991
Metal - Iron	4.5	10,018,344
Metal Processors & Fabricator	7.5	16,609,295
Metal Products - Distribution	0.5	1,203,282
Steel - Producers	58.2	128,719,478
Steel - Specialty	4.9	10,753,039
Money Market Fund	0.1	213,583

	100.0%	$221,344,952

See Notes to Financial Statements

The summary of inputs used to value the Fund’s investments as of June 30, 2011 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks*	$221,131,369	$—	$—	$221,131,369
Money Market Funds	32,659,377	155,345	—	32,814,722
Capital Support Agreement	—	—	285,134	285,134

Total	$253,790,746	$155,345	$285,134	$254,231,225

*        See Schedule of Investments for security type and geographic country breakouts.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended June 30, 2011:

Balance as of 12/31/10	$250,852
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	34,282
Purchases	—
Sales	—
Transfers in and/or out of level 3	—

Balance as of 6/30/11	$285,134

See Notes to Financial Statements

URANIUM+NUCLEAR ENERGY ETF

SCHEDULE OF INVESTMENTS
June 30, 2011 (unaudited)

Number of Shares		Value

COMMON STOCKS: 95.3%
Australia: 8.5%
1,480,409	Energy Resources of Australia Ltd. † #	$6,525,943
2,381,769	Paladin Energy Ltd. * #	6,480,634

		13,006,577

Canada: 22.5%
344,276	Cameco Corp. (USD) †	9,071,673
3,647,359	Denison Mines Corp. * †	6,953,829
1,515,464	Forsys Metals Corp. *	2,355,399
2,055,002	Hathor Exploration Ltd. * †	5,749,151
3,840,537	Uex Corp. * †	4,019,213
2,309,570	Uranium One, Inc. †	6,365,616

		34,514,881

France: 14.4%
266,176	Areva SA * †	9,923,804
307,524	Electricite de France S.A. #	12,053,952

		21,977,756

Japan: 17.9%
1,878,314	IHI Corp. #	4,838,150
246,974	JGC Corp. #	6,745,011
1,353,805	Kajima Corp. #	3,871,669
2,220,406	Mitsubishi Heavy Industries Ltd. #	10,407,882
124,700	Toshiba Plant Systems & Services Corp. #	1,469,372

		27,332,084

South Africa: 1.6%
4,473,049	First Uranium Corp. (CAD) * †	2,410,098

United States: 30.4%
207,725	Constellation Energy Group, Inc.	7,885,241
1,456,321	EnergySolutions, Inc.	7,194,226
274,612	Exelon Corp.	11,764,378
1,348,504	Uranium Energy Corp. * †	4,126,422
1,766,339	Uranium Resources Inc. * †	2,949,786
346,308	US Ecology, Inc.	5,921,867
1,993,976	USEC, Inc. * †	6,659,880

		46,501,800

Total Common Stocks
(Cost: $172,226,404)		145,743,196

CLOSED-END FUND: 4.6%
(Cost: $7,651,706)
1,074,825	Uranium Participation Corp. * †	7,083,087

Total Investments Before Collateral for Securities Loaned: 99.9%
(Cost: $179,878,110)		152,826,283

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 19.6%
258,247	Bank of New York Institutional Cash Reserve Series B (a) #	67,467
29,973,644	Bank of New York Overnight Government Fund	29,973,644

Total Short-term Investments held as Collateral for Securities Loaned
(Cost: $30,231,891)		30,041,111

OTHER: 0.1%
(Cost: $0)
0	Capital Support Agreement (a) #	123,835

Total Investments: 119.6%
(Cost: $210,110,001)		182,991,229
Liabilities in excess of other assets: (19.6)%		(30,006,880)

NET ASSETS: 100.0%		$152,984,349

CAD	Canadian Dollar
USD	United States Dollar
(a)

The Fund has entered into a Capital Support Agreement (CSA) with the Bank of New York Mellon Corporation (BNY Mellon), which provides that BNY Mellon, at no cost to the Fund, may provide capital to the Fund for a guaranteed recovery of up to 80% of the par value of the BNY Institutional Cash Reserve Series B, subject to the conditions explained in Note 10. This valuation represents the fair value of the CSA as of June 30, 2011.

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $28,766,180.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $52,583,915 which represents 34.4% of net assets.

See Notes to Financial Statements

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Building & Construction	2.5%	$3,871,669
Electric - Integrated	20.7	31,703,571
Energy - Alternate Sources	6.5	9,923,804
Engineering / R&D Services	5.4	8,214,383
Hazardous Waste Disposal	8.6	13,116,093
Machinery - General Industry	10.0	15,246,032
Metal - Diversified	1.6	2,410,098
Non-Ferrous Metals	40.1	61,257,546
Closed-End Fund	4.6	7,083,087

	100.0%	$152,826,283

The summary of inputs used to value the Fund’s investments as of June 30, 2011 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks
Australia	$—	$13,006,577	$—	$13,006,577
Canada	34,514,881	—	—	34,514,881
France	9,923,804	12,053,952	—	21,977,756
Japan	—	27,332,084	—	27,332,084
South Africa	2,410,098	—	—	2,410,098
United States	46,501,800	—	—	46,501,800
Closed-End Fund	7,083,087	—	—	7,083,087
Money Market Funds	29,973,644	67,467	—	30,041,111
Capital Support Agreement	—	—	123,835	123,835

Total	$130,407,314	$52,460,080	$123,835	$182,991,229

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended June 30, 2011:

Balance as of 12/31/10	$108,946
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	14,889
Purchases	—
Sales	—
Transfers in and/or out of level 3	—

Balance as of 6/30/11	$123,835

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2011 (unaudited)

	Agribusiness ETF	Coal ETF	Global Alternative Energy ETF	Gold Miners ETF

Assets:
Investments, at value (1) (2)	$5,533,481,148	$608,837,805	$133,354,256	$6,838,844,691
Short term investment held as collateral for securities loaned (3)	157,498,413	5,512,658	35,210,413	117,997,830
Capital Support Agreement	992,434	89,791	522,311	1,430,954
Cash	—	—	—	160,784
Cash denominated in foreign currency (4)	484,939	2,035,340	228,172	—
Receivables:
Investment securities sold	5,613	—	—	—
Shares sold	90,408,456	—	—	134,358,074
Dividends	8,161,371	981,608	624,425	2,362,809
Prepaid expenses	9,114	18,667	2,084	45,860

Total assets	5,791,041,488	617,475,869	169,941,661	7,095,201,002

Liabilities:
Payables:
Investment securities purchased	90,395,478	1,865	221	134,348,213
Collateral for securities loaned	159,027,357	5,650,990	36,015,086	120,202,359
Shares redeemed	—	—	—	—
Due to Adviser	2,200,406	257,496	66,819	2,686,567
Due to custodian	87,013	2,712,329	10,981	—
Deferred Trustee fees	108,556	20,962	15,134	347,792
Accrued expenses	463,575	135,944	92,974	589,293

Total liabilities	252,282,385	8,779,586	36,201,215	258,174,224

NET ASSETS	$5,538,759,103	$608,696,283	$133,740,446	$6,837,026,778

Shares outstanding	103,450,000	12,850,000	7,150,000	125,152,500

Net asset value, redemption and offering price per share	$53.54	$47.37	$18.70	$54.63

Net assets consist of:
Aggregate paid in capital	$5,629,231,627	$730,295,064	$399,688,756	$7,015,629,728
Net unrealized appreciation (depreciation)	311,324,294	(832,422)	(42,372,953)	(32,600,541)
Undistributed (accumulated) net investment income (loss)	16,267,163	3,347,613	1,212,569	(41,986,988)
Accumulated net realized gain (loss)	(418,063,981)	(124,113,972)	(224,787,926)	(104,015,421)

	$5,538,759,103	$608,696,283	$133,740,446	$6,837,026,778

(1) Value of securities on loan	$148,812,572	$5,352,878	$34,903,646	$116,266,950

(2) Cost of Investments	$5,221,814,369	$609,617,588	$175,443,643	$6,870,671,658

(3) Cost of short term investment held as collateral for securities loaned	$159,027,357	$5,650,990	$36,015,086	$120,202,359

(4) Cost of cash denominated in foreign currency	$484,861	$2,039,771	$227,651	$—

See Notes to Financial Statements

Junior Gold Miners ETF	Rare Earth/ Strategic Metals ETF	RVE Hard Assets Producers ETF	Solar Energy ETF	Steel ETF	Uranium+ Nuclear Energy ETF

$2,035,173,989	$460,338,834	$247,200,844	$29,383,982	$221,344,952	$152,826,283
139,758,199	72,120,893	7,103,140	7,336,817	32,601,139	30,041,111
—	—	—	48,142	285,134	123,835
—	5,231,330	—	—	—	—
376,838	1,242,808	111,866	27,939	—	286,437
805	1,432,996	—	—	17,617,656	—
13,498,944	—	—	—	3,416,439	—
715,401	266,609	293,089	175,803	242,285	255,838
15,386	27,718	524	729	1,696	10,883

2,189,539,562	540,661,188	254,709,463	36,973,412	275,509,301	183,544,387

14,183,757	2,396,425	58	—	17,820,465	120,422
139,758,199	72,120,893	7,103,140	7,410,985	33,040,418	30,231,891
—	1,262,893	—	—	3,416,439	—
818,602	190,606	137,152	5,190	93,723	64,917
61,609	—	59,119	85,768	10,271	66,900
34,834	2,228	4,674	1,687	20,795	12,114
8,459	47,370	32,877	41,313	71,231	63,794

154,865,460	76,020,415	7,337,020	7,544,943	54,473,342	30,560,038

$2,034,674,102	$464,640,773	$247,372,443	$29,428,469	$221,035,959	$152,984,349

59,550,000	18,100,000	6,150,000	2,750,000	3,200,000	7,100,000

$34.17	$25.67	$40.22	$10.70	$69.07	$21.55

$1,881,127,043	$413,776,312	$213,012,655	$66,144,827	$340,216,410	$280,783,147
(33,474,974)	35,435,911	36,028,689	(6,151,055)	(33,805,487)	(27,120,653)

(125,029,107)	1,943,810	1,692,478	341,589	2,240,917	(4,982,932)
312,051,140	13,484,740	(3,361,379)	(30,906,892)	(87,615,881)	(95,695,213)

$2,034,674,102	$464,640,773	$247,372,443	$29,428,469	$221,035,959	$152,984,349

$131,640,759	$69,265,148	$6,897,105	$7,152,511	$32,224,562	$28,766,180

$2,068,647,589	$424,930,096	$211,177,388	$35,510,381	$254,996,295	$179,878,110

$139,758,199	$72,120,893	$7,103,140	$7,410,985	$33,040,418	$30,231,891

$376,843	$1,215,585	$110,441	$27,702	$—	$285,397

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2011 (unaudited)

	Agribusiness ETF	Coal ETF	Global Alternative Energy ETF	Gold Miners ETF

Income:
Dividends	$27,076,315	$5,846,673	$863,468	$25,292,676
Securities lending income	270,980	67,212	952,162	1,326,893
Foreign taxes withheld	(1,119,221)	(416,598)	(125,636)	(2,470,869)

Total income	26,228,074	5,497,287	1,689,994	24,148,700

Expenses:
Management fees	9,809,918	1,700,073	359,376	16,535,939
Professional fees	59,315	23,911	16,938	169,513
Insurance	17,517	3,077	1,781	93,747
Trustees’ fees and expenses	34,289	5,854	3,074	47,720
Reports to shareholders	61,602	10,995	20,206	104,940
Indicative optimized portfolio value fee	19,848	6,350	5,315	4,535
Custodian fees	234,688	89,224	20,335	164,219
Registration fees	16,869	2,046	1,221	55,738
Transfer agent fees	1,185	1,185	1,105	1,032
Fund accounting fees	87,684	28,885	13,075	—
Interest	16,113	5,269	486	1,286
Other	3,733	2,415	3,429	35,497

Total expenses	10,362,761	1,879,284	446,341	17,214,166
Waiver of management fees	—	—	(1,500)	—

Net expenses	10,362,761	1,879,284	444,841	17,214,166

Net investment income (loss)	15,865,313	3,618,003	1,245,153	6,934,534

Net realized gain (loss) on:
Investments	(94,246,311)	3,577,603	(7,245,722)	(112,759,155)
In-kind redemptions	88,883,918	77,391,520	1,480,062	462,416,246
Foreign currency transactions and foreign denominated assets and liabilities	(1,789,673)	(199,664)	(13,171)	—

Net realized gain (loss)	(7,152,066)	80,769,459	(5,778,831)	349,657,091

Change in unrealized appreciation (depreciation) on:
Investments	(68,390,911)	(89,724,062)	(7,545,569)	(1,189,025,908)
Foreign currency transactions and foreign denominated assets and liabilities	71,900	(5,466)	1,484	—

Change in net unrealized appreciation (depreciation)	(68,319,011)	(89,729,528)	(7,544,085)	(1,189,025,908)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(59,605,764)	$(5,342,066)	$(12,077,763)	$(832,434,283)

See Notes to Financial Statements

Junior Gold Miners ETF	Rare Earth/ Strategic Metals ETF	RVE Hard Assets Producers ETF	Solar Energy ETF	Steel ETF	Uranium+ Nuclear Energy ETF

$2,005,545	$2,119,469	$2,517,922	$183,264	$2,997,423	$1,715,693
886,337	1,322,929	104,127	312,508	58,814	440,646
(188,693)	(201,109)	(160,625)	(34,470)	(99,900)	(88,607)

2,703,189	3,241,289	2,461,424	461,302	2,956,337	2,067,732

5,307,006	1,061,548	599,990	85,825	631,163	547,872
45,057	18,034	16,571	15,973	17,896	18,743
15,116	—	1,535	271	3,430	1,915
24,127	2,398	1,364	502	2,195	3,720
58,179	8,754	5,011	2,523	9,415	18,824
11,106	6,037	7,705	7,345	2,173	7,646
90,237	58,789	50,133	10,047	9,875	12,301
42,481	7,094	4,292	1,638	3,456	4,586
1,001	905	1,105	1,185	1,192	1,171
79,591	13,720	21,288	17,044	13,120	16,599
—	—	64	—	1,524	3,188
81	2,177	9,193	1,516	2,449	1,917

5,673,982	1,179,456	718,251	143,869	697,888	638,482
—	(36)	—	(32,466)	(2,246)	—

5,673,982	1,179,420	718,251	111,403	695,642	638,482

(2,970,793)	2,061,869	1,743,173	349,899	2,260,695	1,429,250

79,725,290	(952,444)	(555,476)	(2,586,846)	(499,384)	(1,607,998)
211,460,999	15,189,294	—	2,051,933	23,843,564	16,845,299

(710,514)	(82,878)	(10,697)	(15,410)	—	31,714

290,475,775	14,153,972	(566,173)	(550,323)	23,344,180	15,269,015

(596,144,862)	8,781,478	5,749,579	(3,267,203)	(38,655,371)	(54,828,332)

2,258	19,807	924	(1,207)	—	(1,039)

(596,142,604)	8,801,285	5,750,503	(3,268,410)	(38,655,371)	(54,829,371)

$(308,637,622)	$25,017,126	$6,927,503	$(3,468,834)	$(13,050,496)	$(38,131,106)

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Agribusiness ETF		Coal ETF

	For the Six Months Ended June 30, 2011	For the Year Ended December 31, 2010	For the Six Months Ended June 30, 2011	For the Year Ended December 31, 2010

	(unaudited)		(unaudited)
Operations:
Net investment income (loss)	$15,865,313	$15,106,560	$3,618,003	$1,960,014
Net realized gain (loss)	(7,152,066)	62,408,232	80,769,459	30,490,599
Change in net unrealized appreciation (depreciation)	(68,319,011)	304,315,162	(89,729,528)	43,693,240

Net increase (decrease) in net assets resulting from operations	(59,605,764)	381,829,954	(5,342,066)	76,143,853

Dividends to shareholders:
Dividends from net investment income	—	(15,776,800)	—	(2,095,200)

Share transactions:**
Proceeds from sale of shares	3,270,807,907	957,880,428	350,889,377	246,666,549
Cost of shares redeemed	(296,659,341)	(692,091,051)	(266,414,379)	(209,679,964)

Increase (decrease) in net assets resulting from share transactions	2,974,148,566	265,789,377	84,474,998	36,986,585

Total increase (decrease) in net assets	2,914,542,802	631,842,531	79,132,932	111,035,238
Net Assets, beginning of period	2,624,216,301	1,992,373,770	529,563,351	418,528,113

Net Assets, end of period†	$5,538,759,103	$2,624,216,301	$608,696,283	$529,563,351

† Including undistributed (accumulated) net investment income (loss)	$16,267,163	$401,850	$3,347,613	$(270,390)

** Shares of Common Stock Issued (no par value)
Shares sold	59,950,000	20,200,000	7,200,000	5,850,000
Shares redeemed	(5,650,000)	(16,650,000)	(5,600,000)	(6,250,000)

Net increase (decrease)	54,300,000	3,550,000	1,600,000	(400,000)

See Notes to Financial Statements

Global Alternative Energy ETF		Gold Miners ETF		Junior Gold Miners ETF

For the Six Months Ended June 30, 2011	For the Year Ended December 31, 2010	For the Six Months Ended June 30, 2011	For the Year Ended December 31, 2010	For the Six Months Ended June 30, 2011	For the Year Ended December 31 2010

(unaudited)		(unaudited)		(unaudited)

$1,245,153	$1,315,283	$6,934,534	$3,479,599	$(2,970,793)	$(4,284,055)
(5,778,831)	(41,355,458)	349,657,091	1,174,008,087	290,475,775	164,724,326
(7,544,085)	(1,033,800)	(1,189,025,908)	803,928,155	(596,142,604)	566,410,256

(12,077,763)	(41,073,975)	(832,434,283)	1,981,415,841	(308,637,622)	726,850,527

—	(1,273,000)	—	(49,263,853)	—	(150,989,950)

25,058,339	5,672,030	2,456,991,893	4,285,646,728	754,224,933	1,171,873,552
(13,787,479)	(41,422,286)	(2,464,938,806)	(4,108,919,647)	(534,769,722)	(284,720,748)

11,270,860	(35,750,256)	(7,946,913)	176,727,081	219,455,211	887,152,804

(806,903)	(78,097,231)	(840,381,196)	2,108,879,069	(89,182,411)	1,463,013,381
134,547,349	212,644,580	7,677,407,974	5,568,528,905	2,123,856,513	660,843,132

$133,740,446	$134,547,349	$6,837,026,778	$7,677,407,974	$2,034,674,102	$2,123,856,513

$1,212,569	$(32,584)	$(41,986,988)	$(48,921,522)	$(125,029,107)	$(122,058,314)

1,150,000	250,000	43,450,000	84,650,000	20,550,000	36,350,000
(700,000)	(2,000,000)	(43,250,000)	(80,350,000)	(14,350,000)	(8,600,000)

450,000	(1,750,000)	200,000	4,300,000	6,200,000	27,750,000

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS
(continued)

	Rare Earth/Strategic Metals ETF		RVE Hard Assets Producers ETF

	For the Six Months Ended June 30, 2011	For the Period October 27, 2010* through December 31, 2010	For the Six Months Ended June 30, 2011	For the Year Ended December 31, 2010

	(unaudited)		(unaudited)
Operations:
Net investment income (loss)	$2,061,869	$(81,482)	$1,743,173	$1,581,564
Net realized gain (loss)	14,153,972	(705,809)	(566,173)	3,236,500
Change in net unrealized appreciation (depreciation)	8,801,285	26,634,626	5,750,503	21,491,215

Net increase (decrease) in net assets resulting from operations	25,017,126	25,847,335	6,927,503	26,309,279

Dividends and Distributions to shareholders:
Dividends from net investment income	—	—	—	(1,679,900)
Return of capital	—	—	—	—

Total Dividends and Distributions	—	—	—	(1,679,900)

Share transactions:**
Proceeds from sale of shares	267,136,704	210,934,265	30,750,153	115,915,591
Cost of shares redeemed	(64,294,657)	—	—	(28,244,310)

Increase (decrease) in net assets resulting from share transactions	202,842,047	210,934,265	30,750,153	87,671,281

Total increase (decrease) in net assets	227,859,173	236,781,600	37,677,656	112,300,660
Net Assets, beginning of period	236,781,600	—	209,694,787	97,394,127

Net Assets, end of period†	$464,640,773	$236,781,600	$247,372,443	$209,694,787

† Including undistributed (accumulated) net investment income (loss)	$1,943,810	$(118,059)	$1,692,478	$(50,695)

** Shares of Common Stock Issued (no par value)
Shares sold	10,750,000	10,000,000	750,000	3,400,000
Shares redeemed	(2,650,000)	—	—	(900,000)

Net increase (decrease)	8,100,000	10,000,000	750,000	2,500,000

*	Commencement of operations

See Notes to Financial Statements

Solar Energy ETF		Steel ETF		Uranium+Nuclear Energy ETF

For the Six Months Ended June 30, 2011	For the Year Ended December 31, 2010	For the Six Months Ended June 30, 2011	For the Year Ended December 31, 2010	For the Six Months Ended June 30, 2011	For the Year Ended December 31 2010

(unaudited)		(unaudited)		(unaudited)

$349,899	$136,828	$2,260,695	$3,469,567	$1,429,250	$4,666,322
(550,323)	(8,696,346)	23,344,180	56,511,103	15,269,015	(36,740,105)
(3,268,410)	(1,602,322)	(38,655,371)	(25,509,444)	(54,829,371)	67,234,028

(3,468,834)	(10,161,840)	(13,050,496)	34,471,226	(38,131,106)	35,160,245

—	(148,500)	—	(3,478,508)	—	(10,799,600)
—	—	—	(621,492)	—	—

—	(148,500)	—	(4,100,000)	—	(10,799,600)

18,287,066	2,995,989	137,564,845	283,560,960	21,656,885	83,646,711
(10,257,012)	(2,096,993)	(182,544,854)	(425,812,502)	(90,983,053)	(4,967,922)

8,030,054	898,996	(44,980,009)	(142,251,542)	(69,326,168)	78,678,789

4,561,220	(9,411,344)	(58,030,505)	(111,880,316)	(107,457,274)	103,039,434
24,867,249	34,278,593	279,066,464	390,946,780	260,441,623	157,402,189

$29,428,469	$24,867,249	$221,035,959	$279,066,464	$152,984,349	$260,441,623

$341,589	$(8,310)	$2,240,917	$(19,778)	$(4,982,932)	$(6,412,182)

1,400,000	250,000	1,850,000	4,550,000	800,000	3,600,000
(900,000)	(200,000)	(2,500,000)	(7,050,000)	(4,000,000)	(250,000)

500,000	50,000	(650,000)	(2,500,000)	(3,200,000)	3,350,000

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period:

	Agribusiness ETF

	For the Six Months Ended June 30, 2011		For the Year Ended December 31,			For the Period August 31, 2007(a) through December 31, 2007

			2010	2009	2008

	(unaudited)

Net asset value, beginning of period	$53.39		$43.69	$27.71	$56.73	$40.90

Income from investment operations:
Net investment income	0.15		0.31	0.45	0.35	—	(b)
Net realized and unrealized gain (loss) on investments	—		9.72	15.95	(29.09)	15.83

Total from investment operations	0.15		10.03	16.40	(28.74)	15.83

Less:
Dividends from net investment income	—		(0.33)	(0.42)	(0.28)	—

Net asset value, end of period	$53.54		$53.39	$43.69	$27.71	$56.73

Total return (c)	0.28	%(d)	22.96%	59.18%	(50.64)%	38.70	%(d)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$5,538,759		$2,624,216	$1,992,374	$679,014	$706,245
Ratio of gross expenses to average net assets	0.53	%(e)	0.56%	0.59%	0.59%	0.65	%(e)
Ratio of net expenses to average net assets	0.53	%(e)	0.56%	0.59%	0.59%	0.65	%(e)
Ratio of net expenses, excluding interest expense, to average net assets	0.53	%(e)	0.55%	0.59%	0.58%	0.65	%(e)
Ratio of net investment income to average net assets	0.81	%(e)	0.78%	1.56%	0.66%	(0.02	)%(e)
Portfolio turnover rate	15	%(d)	20%	35%	29%	4	%(d)

	Coal ETF

	For the Six Months Ended June 30, 2011		For the Year Ended December 31,		For the Period January 10, 2008(a) through December 31, 2008

			2010	2009

	(unaudited)

Net asset value, beginning of period	$47.07		$35.93	$14.55	$40.39

Income from investment operations:
Net investment income	0.29		0.18	0.34	0.10
Net realized and unrealized gain (loss) on investments	0.01		11.15	21.35	(25.85)

Total from investment operations	0.30		11.33	21.69	(25.75)

Less:
Dividends from net investment income	—		(0.19)	(0.31)	(0.09)

Net asset value, end of period	$47.37		$47.07	$35.93	$14.55

Total return (c)	0.64	%(d)	31.55%	149.05%	(63.75	)%(d)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$608,696		$529,563	$418,528	$167,999
Ratio of gross expenses to average net assets	0.55	%(e)	0.59%	0.64%	0.62	%(e)
Ratio of net expenses to average net assets	0.55	%(e)	0.59%	0.64%	0.62	%(e)
Ratio of net expenses, excluding interest expense, to average net assets	0.55	%(e)	0.58%	0.63%	0.61	%(e)
Ratio of net investment income to average net assets	1.06	%(e)	0.57%	1.51%	0.53	%(e)
Portfolio turnover rate	24	%(d)	29%	50%	47	%(d)

(a)	Commencement of operations
(b)	Amount represents less than $0.005 per share
(c)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

(d)	Not Annualized
(e)	Annualized

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period:

	Global Alternative Energy ETF

	For the Six Months Ended June 30, 2011		For the Year Ended December 31,			For the Period May 3, 2007(a) through December 31, 2007

			2010	2009	2008

	(unaudited)
Net asset value, beginning of period	$20.08		$25.17	$23.08	$59.50	$39.68

Income from investment operations:
Net investment income	0.18		0.20	0.09	0.15	—	(b)
Net realized and unrealized gain (loss) on investments	(1.56)		(5.10)	2.01	(36.43)	19.82

Total from investment operations	(1.38)		(4.90)	2.10	(36.28)	19.82

Less:
Dividends from net investment income	—		(0.19)	(0.01)	(0.14)	—

Net asset value, end of period	$18.70		$20.08	$25.17	$23.08	$59.50

Total return (c)	(6.87	)%(d)	(19.46)%	9.11%	(60.98)%	49.95	%(d)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$133,740		$134,547	$212,645	$192,758	$238,018
Ratio of gross expenses to average net assets	0.60	%(e)	0.60%	0.66%	0.62%	0.73	%(e)
Ratio of net expenses to average net assets	0.60	%(e)	0.60%	0.66%	0.62%	0.65	%(e)
Ratio of net expenses, excluding interest expense, to average net assets	0.60	%(e)	0.60%	0.65%	0.60%	0.65	%(e)
Ratio of net investment income to average net assets	1.73	%(e)	0.81%	0.34%	0.46%	0.01	%(e)
Portfolio turnover rate	6	%(d)	30%	50%	29%	5	%(d)

	Gold Miners ETF

	For the Six Months Ended June 30, 2011		For the Year Ended December 31,				For the Period May 16, 2006(a) through December 31, 2006

			2010	2009	2008	2007

	(unaudited)
Net asset value, beginning of period	$61.44		$46.15	$33.70	$45.89	$39.87	$39.72

Income from investment operations:
Net investment income	0.06		0.04	0.05	0.43	0.11	0.11

Net realized and unrealized gain (loss) on investments	(6.87)		15.65	12.51	(12.62)	6.66	0.16

Total from investment operations	(6.81)		15.69	12.56	(12.19)	6.77	0.27

Less:
Dividends from net investment
income	—		(0.40)	(0.11)	—	(0.75)	(0.12)

Net asset value, end of period	$54.63		$61.44	$46.15	$33.70	$45.89	$39.87

Total return (c)	(11.08	)%(d)	34.01%	37.27%	(26.56)%	16.97%	0.67	%(d)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$6,837,027		$7,677,408	$5,568,529	$2,672,363	$1,436,430	$440,696
Ratio of gross expenses to average
net assets	0.52	%(e)	0.53%	0.54%	0.56%	0.59%	0.68	%(e)
Ratio of net expenses to average net assets	0.52	%(e)	0.53%	0.54%	0.55%	0.55%	0.55	%(e)
Ratio of net expenses, excluding interest
expense, to average net assets	0.52	%(e)	0.53%	0.54%	0.55%	0.55%	0.55	%(e)
Ratio of net investment income to
average net assets	0.21	%(e)	0.05%	0.00%	0.15%	0.08%	0.69	%(e)
Portfolio turnover rate	6	%(d)	3%	12%	13%	1%	4	%(d)

(a)	Commencement of operations
(b)	Amount represents less than $0.005 per share
(c)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

(d)	Not Annualized
(e)	Annualized

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period:

	Junior Gold Miners ETF

	For the Six Months Ended June 30, 2011		For the Year Ended December 31, 2010		For the Period November 10, 2009(a) through December 31, 2009

	(unaudited)
Net asset value, beginning of period	$39.81		$25.81		$24.72

Income from investment operations:
Net investment income (loss)	0.19		(0.10	)(b)	(0.01)
Net realized and unrealized gain (loss) on investments	(5.83)		17.03		1.10

Total from investment operations	(5.64)		16.93		1.09

Less:
Dividends from net investment income	—		(2.93)		—

Net asset value, end of period	$34.17		$39.81		$25.81

Total return (c)	(14.17	)%(d)	65.74%		4.41	%(d)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$2,034,674		$2,123,857		$660,843
Ratio of gross expenses to average net assets	0.53	%(e)	0.54%		0.59	%(e)
Ratio of net expenses to average net assets	0.53	%(e)	0.54%		0.59	%(e)
Ratio of net expenses, excluding interest expense, to average net assets	0.53	%(e)	0.54%		0.59	%(e)
Ratio of net investment income (loss) to average net assets	(0.28	)%(e)	(0.34)%		(0.43	)%(e)
Portfolio turnover rate	39	%(d)	49%		20	%(d)

	Rare Earth/Strategic Metals ETF

	For the Six Months Ended June 30, 2011		For the Period October 27, 2010(a) through December 31, 2010

	(unaudited)
Net asset value, beginning of period	$23.68		$19.76

Income from investment operations:
Net investment income (loss)	0.12		(0.01)
Net realized and unrealized gain on investments	1.87		3.93

Total from investment operations	1.99		3.92

Net asset value, end of period	$25.67		$23.68

Total return (c)	8.40	%(d)	19.84	%(d)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$464,641		$236,782
Ratio of gross expenses to average net assets	0.55	%(e)	0.63	%(e)
Ratio of net expenses to average net assets	0.55	%(e)	0.57	%(e)
Ratio of net expenses, excluding interest expense, to average net assets	0.55	%(e)	0.57	%(e)
Ratio of net investment income (loss) to average net assets	0.97	%(e)	(0.38	)%(e)
Portfolio turnover rate	16	%(d)	9	%(d)

(a)	Commencement of operations
(b)	Calculated based upon weighted average shares outstanding
(c)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

(d)	Not Annualized
(e)	Annualized

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period:

	RVE Hard Assets Producers ETF

	For the Six Months Ended June 30, 2011		For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Period August 29, 2008(a) through December 31, 2008

	(unaudited)
Net asset value, beginning of period	$38.83		$33.58	$23.27	$39.60

Income from investment operations:
Net investment income	0.29		0.30	0.26	0.05
Net realized and unrealized gain (loss) on investments	1.10		5.26	10.30	(16.31)

Total from investment operations	1.39		5.56	10.56	(16.26)

Less:
Dividends from net investment income	—		(0.31)	(0.25)	(0.07)

Net asset value, end of period	$40.22		$38.83	$33.58	$23.27

Total return (b)	3.58	%(c)	16.57%	45.36%	(41.07	)%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$247,372		$209,695	$97,394	$24,429
Ratio of gross expenses to average net assets	0.59	%(d)	0.63%	0.98%	2.20	%(d)
Ratio of net expenses to average net assets	0.59	%(d)	0.63%	0.65%	0.75	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.59	%(d)	0.63%	0.65%	0.65	%(d)
Ratio of net investment income to average net assets	1.45	%(d)	1.26%	1.38%	1.49	%(d)
Portfolio turnover rate	4	%(c)	19%	28%	19	%(c)

	Solar Energy ETF

	For the Six Months Ended June 30, 2011		For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Period April 21, 2008(a) through December 31, 2008

	(unaudited)
Net asset value, beginning of period	$11.05		$15.58	$14.22	$40.68

Income from investment operations:
Net investment income	0.13		0.06	0.10	—	(e)
Net realized and unrealized gain (loss) on investments	(0.48)		(4.52)	1.35	(26.46)

Total from investment operations	(0.35)		(4.46)	1.45	(26.46)

Less:
Dividends from net investment income	—		(0.07)	(0.09)	—

Net asset value, end of period	$10.70		$11.05	$15.58	$14.22

Total return (b)	(3.17	)%(c)	(28.65)%	10.17%	(65.04	)%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$29,428		$24,867	$34,279	$18,483
Ratio of gross expenses to average net assets	0.84	%(d)	0.92%	0.96%	1.23	%(d)
Ratio of net expenses to average net assets	0.65	%(d)	0.65%	0.66%	0.65	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.65	%(d)	0.65%	0.65%	0.65	%(d)
Ratio of net investment income (loss) to average net assets	2.04	%(d)	0.50%	0.86%	(0.02	)%(d)
Portfolio turnover rate	15	%(c)	37%	51%	52	%(c)

(a)	Commencement of operations
(b)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

(c)	Not Annualized
(d)	Annualized
(e)	Amount represents less than $0.005 per share

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period:

	Steel ETF

	For the Six Months Ended June 30, 2011		For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008	For the Year Ended December 31, 2007	For the Period October 10, 2006(a) through December 31, 2006

	(unaudited)
Net asset value, beginning of period	$72.48		$61.57	$29.43	$85.02	$46.38	$40.51

Income from investment operations:
Net investment income	0.65		0.86	0.92	1.12	0.53	0.08
Net realized and unrealized gain (loss) on investments	(4.06)		11.08	32.20	(55.35)	38.60	5.94

Total from investment operations	(3.41)		11.94	33.12	(54.23)	39.13	6.02

Less:
Dividends from net investment income	—		(0.87)	(0.92)	(1.31)	(0.49)	(0.08)
Distributions from net realized gains	—		—	—	(0.05)	—	(0.01)
Return of capital	—		(0.16)	(0.06)	—	—	(0.06)

Total dividends and distributions	—		(1.03)	(0.98)	(1.36)	(0.49)	(0.15)

Net asset value, end of period	$69.07		$72.48	$61.57	$29.43	$85.02	$46.38

Total return (b)	(4.70	)%(c)	19.39%	112.51%	(63.79)%	84.36%	14.85	%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$221,036		$279,066	$390,947	$89,754	$250,821	$41,740
Ratio of gross expenses to average net assets	0.55	%(d)	0.55%	0.59%	0.60%	0.62%	1.34	%(d)
Ratio of net expenses to average net assets	0.55	%(d)	0.55%	0.56%	0.55%	0.55%	0.54	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.55	%(d)	0.55%	0.55%	0.55%	0.55%	0.54	%(d)
Ratio of net investment income to average net assets	1.79	%(d)	1.04%	2.79%	1.44%	1.15%	0.79	%(d)
Portfolio turnover rate	1	%(c)	13%	19%	21%	5%	1	%(c)

	Uranium+Nuclear Energy ETF

	For the Six Months Ended June 30, 2011		For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008	For the Period August 13, 2007(a) through December 31, 2007

	(unaudited)
Net asset value, beginning of period	$25.29		$22.65	$19.30	$35.62	$40.18

Income from investment operations:
Net investment income (loss)	(0.31)		0.51	0.22	1.27	0.05
Net realized and unrealized gain (loss) on investments	(3.43)		3.19	3.55	(17.59)	(2.66)

Total from investment operations	(3.74)		3.70	3.77	(16.32)	(2.61)

Less:
Dividends from net investment income	—		(1.06)	(0.42)	—	(1.95)

Net asset value, end of period	$21.55		$25.29	$22.65	$19.30	$35.62

Total return (b)	(14.79	)%(c)	16.37%	19.52%	(45.82)%	(6.51	)%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$152,984		$260,442	$157,402	$135,065	$126,453
Ratio of gross expenses to average net assets	0.57	%(d)	0.57%	0.66%	0.61%	0.71	%(d)
Ratio of net expenses to average net assets	0.57	%(d)	0.57%	0.66%	0.61%	0.65	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.57	%(d)	0.57%	0.63%	0.61%	0.65	%(d)
Ratio of net investment income to average net assets	1.31	%(d)	2.53%	1.00%	1.31%	0.01	%(d)
Portfolio turnover rate	28	%(c)	40%	45%	23%	10	%(c)

(a)	Commencement of operations
(b)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

(c)	Not Annualized
(d)	Annualized

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS
June 30, 2011 (unaudited)

Note 1—Fund Organization—Market Vectors ETF Trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and as of June 30, 2011, offers thirty four investment portfolios.

These financial statements relate only to the following investment portfolios: Agribusiness ETF, Coal ETF, Global Alternative Energy ETF, Gold Miners ETF, Junior Gold Miners ETF, Rare Earth/Strategic Metals ETF, RVE Hard Asset Producers ETF, Solar Energy ETF, Steel ETF, and Uranium+Nuclear Energy ETF, formerly Nuclear Energy ETF (each a “Fund” and, together, the “Funds”). Each Fund was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks in substantially the same weighting, in an index sponsored, licensed or managed by the NYSE Euronext, Deutsche Börse AG, Ardour Global Indexes, LLC, Stowe Global Indexes, LLC, 4asset-management GmbH and S-Network Global Indexes, LLC.

The Funds’ commencement of operations dates and their respective Indices are presented below:

Fund	Commencement of Operations	Index

Agribusiness ETF	August 31, 2007	DAXglobal® Agribusiness Index
Coal ETF	January 10, 2008	Stowe Coal Index®
Global Alternative Energy ETF	May 03, 2007	Ardour Global IndexSM (Extra Liquid)
Gold Miners ETF	May 16, 2006	NYSE Arca Gold Miners Index
Junior Gold Miners ETF	November 10, 2009	Market Vectors Junior Gold Miners Index
Rare Earth/Strategic Metals ETF	October 27, 2010	Market Vectors Rare Earth/Strategic Metals Index
RVE Hard Assets Producers ETF	August 29, 2008	Rogers™—Van Eck Hard Assets Producers Index
Solar Energy ETF	April 21, 2008	Ardour Solar Energy IndexSM
Steel ETF	October 10, 2006	NYSE Arca Steel Index
Uranium+Nuclear Energy ETF	August 13, 2007	DAXglobal® Nuclear Energy Index

Note 2—Significant Accounting Policies–The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds.

A.

Security Valuation–Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in the interest rates between the U.S. and foreign markets. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of Van Eck Associates Corporation (the “Adviser”) appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value

NOTES TO FINANCIAL STATEMENTS
(continued)

of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as level 2 or level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented on the Schedules of Investments.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

B.

Federal Income Taxes–It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C.

Dividends and Distributions to Shareholders—Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

D.

Currency Translation–Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gains and losses from foreign currency transactions.

E.

Restricted Securities–The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

F.

Use of Derivative Instruments—The Funds may make investments in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivatives also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument.

Forward Foreign Currency Contracts—The Funds are subject to foreign currency risk in the normal course of pursuing its investment objectives. The Funds may buy and sell forward foreign currency contracts to settle purchases and sales of foreign denominated securities. In addition, the Funds may enter into forward foreign currency contracts to hedge foreign denominated assets. Realized gains and losses from forward foreign currency contracts are included in realized gain (loss) on forward foreign currency contracts and foreign currency transactions. The Funds may incur additional risk from investments in forward foreign currency contracts if the counterparty is unable to fulfill its obligation or there are unanticipated movements of the foreign currency relative to the U.S. dollar. The Funds had no forward foreign currency contracts during the period ended June 30, 2011.

G.

Other–Security transactions are accounted for on trade date. Transactions in certain securities may take longer than the customary settlement cycle to be completed. The counterparty is required to collateralize such trades with cash in excess of the market value of the transaction, which is held at the custodian and marked to market daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Realized gains and losses are calculated on the identified cost basis. Interest income, including amortization of premiums and discounts, is accrued as earned.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3–Investment Management and Other Agreements–The Adviser is the investment adviser to the Funds. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of 0.50% of each Fund’s average daily net assets. The Adviser has agreed, at least until May 1, 2012 to voluntarily waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that each Fund’s total annual operating expenses does not exceed the expense caps, excluding interest expense, listed in the table below.

The current expense caps and the amounts waived by the Adviser for the period ended June 30, 2011, are as follows:

Fund	Expense Cap		Waiver of Management Fees

Agribusiness ETF	0.56%		$—
Coal ETF	0.59		—
Global Alternative Energy ETF	0.62		1,500
Gold Miners ETF	0.53		—
Junior Gold Miners ETF	0.56	*	—
Rare Earth/Strategic Metals ETF	0.57		36
RVE Hard Assets Producers ETF	0.59	*	—
Solar Energy ETF	0.65		32,466
Steel ETF	0.55		2,246
Uranium+Nuclear Energy ETF	0.60	*	—

*	The Fund expense caps prior to May 1, 2011 were: Junior Gold Miners ETF 0.59%, RVE Hard Assets Producers ETF 0.65%, and Uranium+Nuclear Energy ETF 0.62%.

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Funds’ Distributor. Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

Note 4–Investments—For the period ended June 30, 2011, the cost of purchases and proceeds from sales of investments other than U.S. government obligations and short-term obligations (excluding capital share transactions described in Note 6) were as follows:

Fund	Cost of Investments Purchased	Proceeds from Investments Sold

Agribusiness ETF	$764,189,575	$596,522,414
Coal ETF	169,010,097	165,110,163
Global Alternative Energy ETF	9,650,127	8,232,457
Gold Miners ETF	404,996,823	397,361,789
Junior Gold Miners ETF	875,436,882	850,015,301
Rare Earth/Strategic Metals ETF	71,341,643	68,434,463
RVE Hard Assets Producers ETF	12,558,347	9,964,055
Solar Energy ETF	6,774,617	5,203,007
Steel ETF	3,998,170	1,653,166
Uranium+Nuclear Energy ETF	63,743,218	61,705,408

NOTES TO FINANCIAL STATEMENTS
(continued)

Note 5–Income Taxes—As of June 30, 2011, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Agribusiness ETF	$5,408,849,160	$400,435,505	$(117,312,670)	$283,122,835
Coal ETF	617,811,076	30,616,417	(33,987,239)	(3,370,822)
Global Alternative Energy ETF	217,831,981	11,520,943	(60,265,944)	(48,745,001)
Gold Miners ETF	7,054,067,299	222,634,913	(318,428,737)	(95,793,824)
Junior Gold Miners ETF	2,432,468,477	171,843,667	(429,379,956)	(257,536,289)
Rare Earth/Strategic Metals ETF	510,045,592	73,185,286	(50,771,151)	22,414,135
RVE Hard Assets Producers ETF	218,516,506	40,185,810	(4,398,332)	35,787,478
Solar Energy ETF	44,260,684	1,706,213	(9,197,956)	(7,491,743)
Steel ETF	288,130,563	4,222,013	(38,121,351)	(33,899,338)
Uranium+Nuclear Energy ETF	227,940,736	9,156,715	(54,106,222)	(44,949,507)

No dividends or distributions have been paid so far this year. The tax character of dividends paid to shareholders during the year ended December 31, 2010 is as follows:

	2010 Dividends

Fund	Ordinary Income	Return of Capital

Agribusiness ETF	$15,776,800	$—
Coal ETF	2,095,200	—
Global Alternative Energy ETF	1,273,000	—
Gold Miners ETF	49,263,853	—
Junior Gold Miners ETF	150,989,950	—
RVE Hard Assets Producers ETF	1,679,900	—
Solar Energy ETF	148,500	—
Steel ETF	3,478,508	$621,492
Uranium+Nuclear Energy ETF	10,799,600	—

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for open tax years (tax years ended December 31, 2007-2010), or expected to be taken in the Funds’ current tax year. Therefore, no provision for income tax is required in the Funds’ financial statements.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Note 6—Capital Share Transactions—As of June 30, 2011, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Shares are issued and redeemed by the Funds only in Creation Units, consisting of 50,000 shares, or multiples thereof. The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of securities constituting the Funds’ underlying index plus a small amount of cash. For the period ended June 30, 2011, the Trust had in-kind contributions and redemptions as follows:

Fund	In-Kind Contributions	In-Kind Redemptions

Agribusiness ETF	$3,098,111,663	$280,604,115
Coal ETF	350,845,534	266,300,600
Global Alternative Energy ETF	24,324,980	13,445,488
Gold Miners ETF	2,655,522,889	2,659,555,723
Junior Gold Miners ETF	750,724,934	561,867,390
Rare Earth/Strategic Metals ETF	261,260,616	62,766,418
RVE Hard Assets Producers ETF	29,944,599	—
Solar Energy ETF	15,790,017	9,007,878
Steel ETF	167,202,410	211,889,134
Uranium+Nuclear Energy ETF	21,652,398	90,861,981

Note 7—Concentration of Risk—The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The Adviser uses a “passive” or index approach to achieve each Fund’s investment objective. The Funds use a sampling approach in which the Adviser uses quantitative analysis to select securities that represent a sample of securities in the index in terms of key risk factors, performance attributes and other characteristics. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. The Funds may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, less reliable information about issuers, different securities transaction clearance and settlement practices, and future adverse political and economic developments. These risks are heightened for investments in emerging market countries. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of comparable U.S. issuers.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds as directed by the Trustees.

The expense for the Plan is included in “Trustees’ fees and expenses” in the Statements of Operations. The liability for the deferred compensation plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities.

Note 9—Securities Lending—To generate additional income, each of the Funds may lend its securities pursuant to a securities lending agreement with The Bank of New York (“BNY Mellon”), the securities lending agent and also the Fund’s custodian. The Funds may lend up to 50% of its investments requiring that the loan be continuously collateralized by cash, U.S. government or U.S. government agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities at all times to at least 102% (105% for foreign securities) of the market value plus accrued interest on the securities loaned. During the term of the loan, the Funds will continue to receive any dividends or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower or earning interest on the investment of the cash collateral. Securities lending income is disclosed as such in the Statements of Operations. The collateral for securities loaned is recognized in the Schedules of Investments and the Statements of Assets and Liabilities. The cash collateral is maintained on the Fund’s behalf by the lending agent and is invested in the Bank of New York Overnight Government Fund and the Bank of New York Institutional Cash Reserve (“BNY Fund”). Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the lender securities identical to the securities loaned. The Funds may pay reasonable finders’, administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the securities lending agent. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The loans outstanding and the collateral received at the end of the period were as follows:

Fund	Value of Securities Loaned	Value of Collateral

Agribusiness ETF	$148,812,572	$159,027,357
Coal ETF	5,352,878	5,650,990
Global Alternative Energy ETF	34,903,646	36,015,086
Gold Miners ETF	116,266,950	120,202,359
Junior Gold Miners ETF	131,640,759	139,758,199
Rare Earth/Strategic Metals ETF	69,265,148	72,120,893
RVE Hard Assets Producers ETF	6,897,105	7,103,140
Solar Energy ETF	7,152,511	7,410,985
Steel ETF	32,224,562	33,040,418
Uranium+Nuclear Energy ETF	28,766,180	30,231,891

At June 30, 2011, BNY Fund’s NAV was below $1.00 per share, which affected the NAV of the Funds with securities loans outstanding. In 2008, two holdings of the BNY Funds, which were issued by Lehman Brothers, Inc. (“Lehman”), filed for protection under Chapter 11 of the United States Bankruptcy Code. These Lehman holdings are currently held by the BNY Fund in a separate Series B class. The Funds have been valuing their allocated share of the Lehman securities at actual market value, resulting in an unrealized loss until they are adjudicated in U.S. Bankruptcy Court. The market value of the Funds’ investment in the BNY Fund, Series B, as of June 30, 2011 is reflected in the Funds’ Schedules of Investments. If it

NOTES TO FINANCIAL STATEMENTS
(continued)

were necessary to liquidate assets in the BNY Fund to meet returns on outstanding securities loans at a time when the BNY Fund’s price per share was less than $1.00, the Funds may not receive an amount from the BNY Fund that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Funds would be required to make up for this shortfall. The BNY Fund is not a money market fund that operates in accordance with Rule 2a-7 under the 1940 Act and there is no assurance that it will maintain a $1.00 share price. The Funds affected are as follows:

Fund	Cost of Lehman Securities	Value of Lehman Securities

Agribusiness ETF	$2,069,636	$473,429
Coal ETF	187,251	42,834
Global Alternative Energy ETF	1,089,236	249,163
Gold Miners ETF	2,984,133	682,620
Solar Energy ETF	100,397	22,966
Steel ETF	594,624	136,020
Uranium+Nuclear Energy ETF	258,247	59,074

Note 10—BNY Mellon Capital Support Agreement—On December 15, 2009, the Funds entered into a Capital Support Agreement (the “Agreement”) with BNY Mellon to provide capital support to those Funds that have investments in Series B shares of the BNY Fund representing the segregated investments in two securities issued by Lehman Brothers Inc. (“Lehman”). BNY Mellon has agreed to provide capital support to mitigate the Funds’ loss in BNY Fund resulting from the Lehman bankruptcy on September 16, 2008. Under the terms of the Agreement, BNY Mellon will provide a guaranteed recovery on Series B shares of BNY Fund representing 80% of the par value of the Lehman securities, provided that certain conditions are met by the Funds affected including continued participation by the Funds in the BNY Mellon securities lending program, retention of disposition discretion of the Lehman securities with BNY Mellon and a three year vesting period which commenced on September 15, 2008. Should BNY Mellon not sell the Lehman securities prior to the end of the three year vesting period, the affected Funds will have the option to sell the Lehman securities to BNY Mellon at the guaranteed recovery rate. The fair value of the Capital Support Agreement with BNY Mellon, as of June 30, 2011 is reflected in each Fund’s Schedule of Investments.

Note 11–Bank Line of Credit–The Funds may participate in a $40 million committed credit facility (“Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds at rates based on prevailing market rates in effect at the time of borrowings. During the period ended June 30, 2011, there were no borrowings by the Funds under this Facility.

Note 12—Custodian Fees—The Funds have entered into an expense offset agreement with the custodian wherein they receive a credit toward the reduction of custodian fees whenever there are uninvested cash balances. The Funds could have invested their cash balances elsewhere if they had not agreed to a reduction in fees under the expense offset agreement with the custodian. For the period ended June 30, 2011, there were no offsets of custodial fees.

Note 13—Subsequent Event Review—The Funds have evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued.

MARKET VECTORS ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

At a meeting held on June 2, 2011 (the “Meeting”), the Board, including all of the Independent Trustees, approved investment management agreements between the Trust and the Adviser (each an “Investment Management Agreement”) with respect to the Market Vectors Municipal Bond Closed-End Fund ETF, Market Vectors Business Development Company ETF, Market Vectors Business Development Company/Specialty Finance ETF, Market Vectors Mortgage REIT ETF, Market Vectors Biotech ETF, Market Vectors Internet ETF, Market Vectors Oil Services ETF, Market Vectors Pharmaceutical ETF, Market Vectors Regional Bank ETF, Market Vectors Retail ETF, Market Vectors Semiconductor ETF, Market Vectors Software ETF and Market Vectors Telecom ETF (the “Funds”).

The Board’s approval of each Investment Management Agreement was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In advance of the Meeting, the Trustees received materials from the Adviser, including expense information for other funds. The Adviser provided the Trustees with information regarding, among other things, the various aspects of each Fund’s proposed investment program, fee arrangements and service provider arrangements. The Independent Trustees’ consideration of each Investment Management Agreement was based, in part, on information obtained through discussions at the Meeting with, among others, management of the Funds and the Adviser, information obtained at prior meetings of the Trustees among themselves and/or with management and/or based on their review of the materials provided by the Adviser, including the background and experience of the portfolio managers and others involved or proposed to be involved in the management and administration of the Funds. The Trustees also considered the terms of, and scope of services that the Adviser would provide under, each Investment Management Agreement, including the Adviser’s commitment to waive certain fees and/or pay expenses of each of the Funds to the extent necessary to prevent the operating expenses of each of the Funds from exceeding agreed upon limits for a period of at least one year following the effective date of each Fund’s respective registration statement. The Trustees also considered the financial condition of the Adviser, the current status, as they understood it, of the Adviser’s compliance environment and the Adviser’s views of the proposed service providers.

In addition, the Trustees were given data on the exchange-traded fund market and expense ratios of other funds. The Trustees considered the benefits, other than the fees under the Investment Management Agreements, that the Adviser would receive from serving as adviser to each Fund, including those it may receive from providing administrative services to each of the Funds and from an affiliate of the Adviser serving as distributor to each Fund. The Trustees did not consider historical information about the cost of the services provided by the Adviser or the profitability of each of the Funds to the Adviser because the Funds had not yet commenced operations. However, the Adviser agreed to provide the Trustees with profitability information in connection with future proposed continuances of each Investment Management Agreement, which will permit the Trustees to consider in the future the extent to which economies of scale may exist and whether the fees paid to the Adviser reflect these economies of scale for the benefit of shareholders. In addition, because the Funds had not yet commenced operations, the Trustees were not in a position to consider the historical performance or the quality of services previously provided to each of the Funds although they concluded that the nature, quality, and extent of the services to be provided by the Adviser were appropriate based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Meeting as part of their consideration of the Investment Management Agreements.

In voting to approve the Investment Management Agreements, the Trustees, including the Independent Trustees, concluded that the terms of the Investment Management Agreements are reasonable and fair in light of the services to be performed, the fees paid by certain other funds, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that each Investment Management Agreement is in the interest of the relevant Fund and such Fund’s shareholders.

* * *

At a meeting held on June 2, 2011 (the “Renewal Meeting”), the Board, including all of the Independent Trustees, approved the continuation of an investment management agreement between the Trust and the Adviser (the “Gold Miners Investment Management Agreement”) with respect to the Market Vectors Gold Miners ETF and the continuation of the investment management agreements between the Trust and the Adviser (the “Equity Investment Management Agreements”) with

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

respect to the Market Vectors Africa Index ETF, Agribusiness ETF, Agriculture Producers ETF, Brazil Small-Cap ETF, China All-Cap ETF, China Consumer Discretionary ETF, China Consumer Staples ETF, China Energy ETF, China ETF, China Financials ETF, China Health Care ETF, China Industrials ETF, China Information Technology ETF, China Materials ETF, China Small-Cap ETF, China Utilities ETF, Coal ETF, Colombia ETF, Egypt Index ETF, Emerging Europe ex-Russia Index ETF, Energy Producers ETF, Environmental Services ETF, Gaming ETF, GDP Weighted Emerging Markets ETF, GDP Weighted Emerging Markets Small-Cap ETF, GDP Weighted International ex-US ETF, Germany Mid-Cap ETF, Germany Small-Cap ETF, Global Alternative Energy ETF, Global Frontier Index ETF, Gulf States Index ETF, Hard Assets Producers Extra Liquid ETF, India Small-Cap ETF, Indonesia Index ETF, Junior Gold Miners ETF, Kuwait Index ETF, Latin America Small-Cap ETF, MLP ETF, Uranium+Nuclear Energy ETF, Poland ETF, Rare Earth/Strategic Metals ETF, Russia ETF, Russia Small-Cap ETF, RVE Hard Assets Producers ETF, Solar Energy ETF, Steel ETF and Vietnam ETF (collectively, the “Equity Funds” and along with Market Vectors Gold Miners ETF, the “Funds”). The Gold Miners Investment Management Agreement and the Equity Investment Management Agreements are collectively referred to as the “Investment Management Agreements.”

The Board’s approval of the Investment Management Agreements was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In preparation for the Renewal Meeting, the Trustees held a meeting on May 11, 2011. At that meeting, the Trustees discussed the information the Adviser and Lipper Inc. (“Lipper”), an independent third party data provider, had provided to them in advance. The information provided to the Trustees included, among other things, information about the performance and expenses of the Funds and (where applicable) the Funds’ peer funds, information about the advisory services provided to the Funds and the personnel providing those services, and the profitability and other benefits enjoyed by the Adviser and its affiliates as a result of the Adviser’s relationship with the Funds. In reviewing performance and expense information for certain of the Funds against their peer groups, the Trustees considered that some of the Funds generally invest in a narrower or different group of issuers than some or all of the other funds in a Fund’s designated peer group. For these and other reasons, the Trustees noted that the peer group information did not necessarily provide meaningful direct comparisons to the Funds.

The Independent Trustees’ consideration of the Investment Management Agreements was also based on their review of information obtained through discussions with, among others, management of the Funds and the Adviser at the Renewal Meeting and the May 11, 2011 meeting, and information obtained at other meetings of the Trustees among themselves and/or with management, including the background and experience of the portfolio managers and others involved in the management and administration of the Trust. The Trustees considered the terms of, and scope of services that the Adviser provides under, the Investment Management Agreements, including, where applicable, the Adviser’s commitment to waive certain fees and/or pay expenses of the Funds to the extent necessary to prevent the operating expenses of the Funds from exceeding agreed upon limits for a period of time.

The Trustees concluded that the Adviser and its personnel have the requisite expertise and skill to manage the Funds’ portfolios, especially in light of the performance of those Funds that had commenced operations as of the date of the Renewal Meeting (the “Operating Funds”). In evaluating an Operating Fund’s performance, the Trustees assessed the Operating Funds’ performance based on how well the performance of an Operating Fund tracked the performance of its benchmark index, using a variety of measurements in this regard, and concluded that the investment performance of the Funds was satisfactory.

The Trustees also considered information relating to the financial condition of the Adviser, the current status, as they understood it, of the Adviser’s compliance environment and the Adviser’s analysis of the Trust’s other service providers.

As noted above, the Trustees were also provided various data from Lipper comparing the Operating Funds’ expenses and performance to that of other exchange-traded funds (“ETFs”). In reviewing the information, the Trustees considered the Adviser’s analysis of any tracking error between each Operating Fund and its relevant benchmark index and concluded that each Operating Fund’s tracking error was within an acceptable range. The Trustees noted that the information provided showed that certain of the Operating Funds had expense ratios (after the effect of any applicable expense limitation) greater than the median of their peer group of funds. The Trustees noted that these Operating Funds tended to be near the median of their peer group funds or have smaller asset bases. The Trustees concluded, in light of this information and the other information available to them, that the fees paid by the Operating Funds were reasonable in light of the quality of services received. The Trustees noted that this comparative data, while generally helpful, was limited in its usefulness in many cases due to the lack of a large number of directly comparable ETFs.

The Trustees also considered any other benefits received by the Adviser from serving as adviser to the Funds and from providing administrative services to the Funds, and from an affiliate of the Adviser serving as distributor for the Funds.

The Trustees also considered information provided by the Adviser about the overall profitability of the Adviser and its profitability or loss in respect of each Operating Fund. The Trustees reviewed each Fund’s asset size, expense ratio and expense cap and noted that the Investment Management Agreements do not include breakpoints in the advisory fee rates as asset levels in a Fund increase. The Trustees noted that the Funds were still relatively new products, which therefore made it difficult to quantify the potential variability in net assets and thus determine the sustainability of any potential economies of scale which may exist. Based on the foregoing and the other information available to them, the Trustees determined that the advisory fee rate for each Fund is reasonable and appropriate in relation to the current asset size of each Fund and the other factors discussed above and currently reflects an appropriate sharing of any economies of scale which may exist with shareholders. The Trustees also determined that the profits earned by the Adviser in respect of the Funds that were profitable to the Adviser were reasonable in light of the nature and quality of the services received by such Funds.

The Trustees did not consider historical information about the profitability of Market Vectors Agriculture Producers ETF, China All-Cap ETF, China Consumer Discretionary ETF, China Consumer Staples ETF, China Energy ETF, China Financials ETF, China Health Care ETF, China Industrials ETF, China Information Technology ETF, China Materials ETF, China Small-Cap ETF, China Utilities ETF, Emerging Europe ex-Russia Index ETF, Energy Producers ETF, GDP Weighted Emerging Markets ETF, GDP Weighted Emerging Markets Small-Cap ETF, GDP Weighted International ex-US ETF, Germany Mid-Cap ETF, Global Frontier Index ETF, Hard Assets Producers Extra Liquid ETF, Kuwait Index ETF and MLP ETF to the Adviser because none of those Funds had commenced operations at the time of the Renewal Meeting. However, the Adviser agreed to provide the Trustees with profitability information in connection with future proposed continuances of the Investment Management Agreements after those Funds had commenced operations. In addition, because none of those Funds had commenced operations, the Trustees were not in a position to consider the historical performance or the quality of services previously provided to each of those Funds although they concluded that the nature, quality, and extent of the services to be provided by the Adviser were appropriate based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Renewal Meeting and at their May 11, 2011 meeting, as part of their consideration of the Investment Management Agreements.

In voting to approve the continuation of the Investment Management Agreements, the Trustees, including the Independent Trustees, concluded that the terms of each Investment Management Agreement are reasonable and fair in light of the services to be performed, the fees paid by certain other funds, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that each Investment Management Agreement is in the interest of the Funds and each Fund’s shareholders.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a Market Vectors ETF Trust (the “Trust”) Prospectus and Summary Prospectus, which includes more complete information. An investor should consider the investment objective, risks, and charges and expenses of the Funds carefully before investing. The prospectus and summary prospectus contains this and other information about the investment company. Please read the prospectus and summary prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 1.888.MKT.VCTR, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Qs are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.202.942.8090. The Funds’ complete schedules of portfolio holdings are also available by calling 1.888.MKT.VCTR or by visiting vaneck.com.

Investment Adviser:
Van Eck Associates Corporation

Distributor:
Van Eck Securities Corporation
335 Madison Avenue
New York, NY 10017
vaneck.com

Account Assistance:
1.888.MKT.VCTR

MVHASAR

Item 2. CODE OF ETHICS.

     Not applicable.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     Not applicable.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     Not applicable.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

Item 6. SCHEDULE OF INVESTMENTS.

     Information included in Item 1.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
        MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 8. PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
        COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     Not applicable.

Item 11. CONTROLS AND PROCEDURES.

(a)  The Chief Executive Officer and the Chief Financial Officer have concluded that the Market Vectors ETF Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Market Vectors ETF Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no significant changes in the registrant's internal controls over financial reporting or in other factors that could significantly affect these controls over financial reporting subsequent to the date of our evaluation.

Item 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached as Exhibit 99.CERT.

(b)  Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MARKET VECTORS ETF TRUST

By (Signature and Title) /s/ Bruce J. Smith, SVP and CFO
                         -------------------------------
Date September 7, 2011
     -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Jan F. van Eck, CEO
                        --------------------------
Date September 7, 2011
     -----------------

By (Signature and Title)  /s/ Bruce J. Smith, CFO
                        ---------------------------

Date September 7, 2011
     -----------------